UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-994
                                                     ---------------------------

                             Burnham Investors Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-874-3863
                                                           ----------------

                     Date of fiscal year end: December 31, 2003
                                             -------------------

                    Date of reporting period: June 30, 2003
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

JUNE 30, 2003

                          SEMI-ANNUAL
                          REPORT


THE BURNHAM FAMILY OF FUNDS
[GRAPHIC OMITTED] BRACKET ART

                   Burnham Fund

Burnham Financial Services Fund

      Burnham Money Market Fund

          Burnham U.S. Treasury
              Money Market Fund


                                                        [GRAPHIC OMITTED]
                                                        LOGO
                                                        BURNHAM FINANCIAL GROUP

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
LOGO
BURNHAM FINANCIAL GROUP

BURNHAM NEWS
--------------------------------------------------------------------------------
         AND VIEWS


Burnham Investors Trust marked its fourth anniversary in May of this year.

Our sector fund, the diversified Financial Services Fund, continued to deliver outstanding performance to shareholders in both the difficult first quarter and the buoyant second. The fund's net asset value increased 16.2%, and had total net assets of $180.0 million, an increase of 124.8% from year-end. The fund maintained its rank as the #1 top performing financial services sector fund for the one-year period ended 6/30/03 +19.97% and three years 35.55% out of 114 and 92 funds, respectively.* We're being noticed by the press and our distributors, and are being asked to be commentators on the banking industry on a regular basis.

Burnham Fund continued its cautious stance for the first quarter of 2003, and has gradually increased its equity exposure in recent months. It slightly underperformed its index and peer group by 1% for the second half as the markets rallied, even though the fund held a historically high percentage in cash leading up to the war in Iraq. We are cautiously optimistic on the equity markets, looking for signs of economic growth and renewed investor confidence to take hold.

Our new fact sheets, produced for us by Lipper**, are posted on the website shortly after the close of each calendar quarter. We encourage you to go to www.burnhamfunds.com for the latest performance data.

The U.S. Securities and Exchange Commission recently passed new rules requiring mutual funds to disclose their proxy voting policies and procedures so that they are available for public review. We welcome this opportunity to inform you of our voting policies, and encourage you to see how we vote securities owned on your behalf. Our policies are presently posted in our website.

As always, we thank you for your confidence in Burnham Funds. We look forward to serving your investment needs in 2003, and the years ahead.

/S/ SIG
JON M. BURNHAM
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

* Morningstar, Inc.

** Lipper Inc, a Reuters Company.
[END SIDEBAR]




SIX MONTHS IN
                                         REVIEW
--------------------------------------------------------------------------------


After a sharp decline in the early months of this year, the equity markets snapped up smartly in mid-March to finish the first half with strong gains. The S&P 500, down 3.6% in the first quarter, finished up 11.8% for the first half; the Dow Jones Industrial Average down 3.6% in the first quarter, was up 9.0%, respectively. The NASDAQ posted even sharper gains, up 21.5% for the period. Fixed income investors continued to enjoy positive returns, with the Dow Jones Corporate Bond Index tracking up 9.6%. The average equity fund, according to Lipper, increased 12.9% for the first half, with the average sector fund increasing by 12.7%.


                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                      21.5%
                                     NASDAQ


                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                      11.8%
                                     S&P 500

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                      9.0%
                                      DJIA

  We believe that this turnaround is attributable to investors' conviction that much of the risk in the equity markets has been absorbed, and after three years of losses, equities once again show potential for better performance. Geo-political tensions have eased from crisis levels in the wake of the brisk war in Iraq, although the instability in the region, and potential for terrorism, continues to warrant concern.

  The Jobs & Growth Tax Relief Reconciliation Act of 2003 which was signed in June, retroactive to January 1, has very positive near term implications for consumers' cash flow. For individuals, the upper income tax brackets have been lowered by 2 percentage points. Capital gains and dividends taxes are reduced to 5% and 15% (depending on tax brackets), deductions and credits have been increased. For small businesses, deductions have been increased and depreciation accelerated.

  The Federal Reserve continues to aggressively support the economy to aid its turnaround. It reduced the Fed Funds rate to 1% on June 25, the thirteenth move downward, in part, to stave off the deflation which the Fed acknowledged is a remote possibility. It has also increased money supply. This last downward move launched yet another round of mortgage and corporate refinancings.

  Analysts are looking for a 9% (according to First Call) increase in corporate earnings this year, and 10% next year. And thanks to Sarbanes Oxley, these earnings reflect more

GROSS DOMESTIC PRODUCT
 % CHANGE FROM PRECEDING PERIOD

           Q1 2002         5.0%

           Q2 2002         1.3%

           Q3 2002         4.0%

           Q4 2002         1.4%

           Q1 2003         1.4%

           Q2 2003*        2.4%

  SOURCE: BUREAU OF ECONOMIC ANALYSIS: QUARTERS
  SEASONALLY ADJUSTED AT ANNUAL RATES.
  (JULY 2003)

* ESTIMATE.

  conservative accounting and "transparency". The source of this overall earnings improvement is being driven by the financial, energy and technology sectors - which are beneficiaries of low interest rates, higher relative energy prices and a modest improvement in corporate tech spending.

  Lastly, the dividend yield on the S&P 500 is 1.7%. The ten-year U.S. Treasury Bond is at 3.5%, an historically low yield, which is likely to increase. Investors may take note of positive earnings growth plus dividend yield - which implies an equity return (which has more risk) which at present exceeds the "riskless" bond rate plus a "note premium" of 3 to 4%. We expect that bonds will be out of favor while the economy improves and concerns about long-term budget deficits persist.

PRICE CHANGES - UNADJUSTED 12-MONTHS ENDED JUNE-03
 SELECTED COMPONENTS OF URBAN CPI

Apparel               -2.6%

Transportation         2.2%

Food and Beverages     2.2%

Housing                2.5%

Medical Care           4.1%

Energy                 9.3%


SOURCE: BUREAU OF LABOR STATISTICS, JULY 2003.

2  REVIEW

STANDARD & POOR'S 500: BEST AND WORST SECTORS, FOR SIX MONTHS 2003

Consumer Staples            +0.9%

Telecom Services            +2.3%

Materials                   +4.1%

Utilities                  +15.0%

Consumer Discretionary     +16.9%

Information Technology     +17.4%



  We caution that economic data is still mixed, and we are not out of the proverbial woods. Unemployment continues to rise, industrial production is still running negative with the exception of construction-related, capacity utilization is below average, and GDP while improving is still anemic in the private sector. However, June's ISM (Institute of Supply Management) was mixed, but indicated firmer orders and prices, reduced inventories, and a more positive business tone.

  Equities posted higher returns for the period across all major sectors. The best performing sectors for the year were Information Technology 17.4%, Consumer Discretionary 16.9% and Utilities 15.0%. The poorest performing sectors were Consumer Staples 0.9%, Telecommunications services 2.3% and Materials 4.1%. The 10-year treasury bond returned 4.6%.

  GDP has remained in positive territory in both the first and second quarters. The federal government accelerated its expenditures in the second quarter after slower rates in prior periods. State and local spending was relatively flat. Nondurable goods and residential spending was brisk; medical care maintained its upward trend and information technology staged a turnaround. Motor vehicles, industrial manufacturing, and transportation continue to show declines.

  Oil prices have moderated since the declared end of hostilities, but still remain stubbornly high. WTI+ closed the period at $30.00/bbl, but down from $37/bbl in mid-February, before the start of the war. The Department of Energy believes that rates will drift down to the $25 area once inventories return to higher pre-war levels. Natural Gas spot prices closed at $5.00/MCF, remaining in a high trend vs. historic standards due to cooler spring conditions in parts of the US, the approach of seasonal storms, and the return to normal temperatures and electricity usage.

  Retail sales were sluggish in the first half of 2003 on a month-to-month basis, continuing a slide of negative comparisons that started last year. Auto sales, grocery and gasoline sales were down; furniture, electronics and restaurant sales have perked up. June retail numbers, up 0.5%, hinted at an improving trend. At current comparisons, economists believe retail sales are trending up by 2% year vs. 2002.

  The value of the dollar has declined vs. the Euro and the Yen as compared to July 2002. However, the dollar has begun to strengthen in recent weeks, attributable to the belief that the US economy may show improvement relative to Japan and Europe. A lower dollar is stimulative because it makes US exports more price competitive abroad. It also means earnings earned in other currencies may translate into more earnings, if unhedged.

  The Federal Reserve lowered the federal funds by 0.25% to 1.00%, the lowest rate in decades. The Fed commented: "The Committee perceives that the upside and downside risks to the attainment of sustainable growth for the next few quarters are roughly equal. In contrast, the probability, though minor, of an unwelcome substantial fall in inflation exceeds that of a pickup in inflation from its already low level. On balance, the Committee believes that the latter concern is likely to predominate for the foreseeable future". This cryptic language indicates to analysts that the Fed will remain accommodative, keeping rates low for several quarters, at least.

+ WEST TEXAS INTERMEDIATE



[BEGIN SIDEBAR]
    THE FUNDS
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM FUND
 +9.28%     CLASS A
 +8.85%     CLASS B

    The Fund underperformed its benchmark and peer group for the period while remaining cautious and holding historical high levels of cash leading up to the war in Iraq.

    PERFORMANCE AND DISCUSSION        4
    PORTFOLIO                        15
    FINANCIALS                       26

----------------------------------------

    BURNHAM FINANCIAL
    SERVICES FUND
 +16.15%    CLASS A
 +15.80%    CLASS B

    The Fund continued to outperform its sector and peer group during the report period.

    PERFORMANCE AND DISCUSSION        6
    PORTFOLIO                        21
    FINANCIALS                       26

----------------------------------------

    BURNHAM MONEY
    MARKET FUND
 +0.20%

    The fund invested in short-term instruments of the highest quality and liquidity and provided investors with an acceptable yield when measured against its peers.

    PERFORMANCE AND DISCUSSION        8
    PORTFOLIO                        23
    FINANCIALS                       26

----------------------------------------

    BURNHAM U.S. TREASURY
    MONEY MARKET FUND
 +0.23%

    The fund invested in short-term U.S. Government securities and overnight repurchase agreements to "barbell" the portfolio in an attempt to lock in as much yield as possible during the period.

    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO                        25
    FINANCIALS                       26
[END SIDEBAR]


                                                                        REVIEW 3

----------------------------
              BURNHAM FUND
----------------------------

[GRAPHIC OMITTED]
J. BURNHAM PIC

"We are considerably more constructive on the markets, but acknowledge that we are still in a waiting game, watching for indicators to turn definitely positive."

                                                                         /S/ SIG
                                                                    JOHN BURNHAM
                                                               Portfolio Manager

The Burnham Fund returned +9.28% to investors in the first half of 2003, reversing a loss of (0.92%) in the first quarter. Our peer group, the Morningstar Large-Cap blend index, returned 10.92% during the report period. We had maintained a defensive posture during the first quarter, keeping a large percentage (15%) of our assets in cash. Since April, we have committed about half of this cash to the equity markets. As we write this report, we are considerably more constructive on the markets, but acknowledge that we are still in a waiting game, watching for indicators to turn definitively positive.


  The crises that worried investors during 2002 and the first quarter this year have ameliorated. The fighting in Iraq is over, but the US is facing a long term, complex regional mission involving peacekeeping and forming an interim government while staving off guerrilla attacks and combating terrorism. Progress in the Israel/Palestinian "Road Map" to peace would aid this effort.

  The economy is beginning to perk up. Preliminary second quarter 2003 GDP showed an annual rate of increase of 2.4%, which was above expectations. Drivers were increased federal spending and non-residential and residential fixed investments. We believe that aggressive Fed stimulus combined with tax cuts will lead to further recovery. Corporations in the cyclical, staple and interest sensitive sectors are reporting improved earnings albeit from a depressed base. Multinationals are benefiting from the dollar's weakness.

  The Burnham Fund has favored financial services, consumer discretionary, healthcare and consumer staples. Financial services may be beneficiaries of improved consumer spending, capital markets, rising insurance premiums and interest revenue. While retail sales have been weak for some time, spending on staples (food and household products) and pharmaceuticals has been steady.

  Purchases of note in the first half of 2003 include: American Electric Power (high yield, earnings growth utility); Avon Products (earnings growth and currency); K2 Inc. (sales growth driving earnings); McDonald's (turnaround potential) and Royal Caribbean Cruises (post-war recovery in cruise industry). Substantial profits were realized in AES Convertible 4 1/2%. We took profits and then repurchased our positions in Weingarten Realty, EMC, Ford and General Growth Properties. ChevronTexaco was sold for lack of performance.

  It is too early to predict whether this is a new bull market or a rally in a bear market. Bear market rallies can be very powerful and last a long time, but will ultimately weaken before reaching new highs. In either case, we believe the market should work higher by year-end. Our sense is that barring a terrible geopolitical event or surprisingly poor economic figures, investors will hold onto hopes that the long awaited recovery will take hold in the second half of 2003. If this transpires, employment rates (lagging indicators) will rise, and along with that, a healthier, more confident consumer. We believe that interest rates will rise moderately from this trough. As rates increase to more realistic levels, and the dollar firms, US and international investors will perceive equities to be more attractive, and move assets to those markets for rising dividend and earnings growth potential.

GROWTH OF $10,000 SINCE INCEPTION JUNE `75

                               [GRAPHIC OMITTED]
          [EDGAR RREPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Date      Burnham Fund
6/16/75       10,000.00
Jun-75        10,385.00
Jul-75         9,853.00
Aug-75         9,514.00
Sep-75         9,175.00
Oct-75         9,673.00
Nov-75         9,911.00
Dec-75         9,792.00
Jan-76        10,928.00
Feb-76        10,998.00
Mar-76        11,171.00
Apr-76        11,206.00
May-76        11,137.00
Jun-76        11,670.00
Jul-76        11,517.00
Aug-76        11,434.00
Sep-76        11,693.00
Oct-76        11,386.00
Nov-76        11,527.00
Dec-76        12,130.00
Jan-77        11,700.00
Feb-77        11,437.00
Mar-77        11,485.00
Apr-77        11,615.00
May-77        11,340.00
Jun-77        11,854.00
Jul-77        11,766.00
Aug-77        11,546.00
Sep-77        11,485.00
Oct-77        11,229.00
Nov-77        11,716.00
Dec-77        11,656.00
Jan-78        11,158.00
Feb-78        11,070.00
Mar-78        11,407.00
Apr-78        12,229.00
May-78        12,491.00
Jun-78        12,379.00
Jul-78        13,556.00
Aug-78        13,899.00
Sep-78        13,682.00
Oct-78        12,396.00
Nov-78        12,808.00
Dec-78        13,167.00
Jan-79        13,684.00
Feb-79        13,346.00
Mar-79        13,932.00
Apr-79        14,065.00
May-79        13,947.00
Jun-79        14,487.00
Jul-79        14,945.00
Aug-79        15,796.00
Sep-79        16,010.00
Oct-79        14,985.00
Nov-79        15,968.00
Dec-79        16,265.00
Jan-80        17,758.00
Feb-80        17,622.00
Mar-80        15,526.00
Apr-80        16,286.00
May-80        17,277.00
Jun-80        17,829.00
Jul-80        18,641.00
Aug-80        19,143.00
Sep-80        19,798.00
Oct-80        20,594.00
Nov-80        22,509.00
Dec-80        21,777.00
Jan-81        21,074.00
Feb-81        21,202.00
Mar-81        22,273.00
Apr-81        22,177.00
May-81        22,741.00
Jun-81        22,193.00
Jul-81        21,658.00
Aug-81        20,551.00
Sep-81        19,647.00
Oct-81        20,953.00
Nov-81        21,766.00
Dec-81        21,220.00
Jan-82        20,904.00
Feb-82        20,375.00
Mar-82        20,375.00
Apr-82        21,047.00
May-82        20,740.00
Jun-82        20,464.00
Jul-82        20,188.00
Aug-82        22,122.00
Sep-82        22,325.00
Oct-82        24,649.00
Nov-82        25,502.00
Dec-82        25,928.00
Jan-83        26,532.00
Feb-83        27,129.00
Mar-83        27,563.00
Apr-83        29,090.00
May-83        28,910.00
Jun-83        29,595.00
Jul-83        28,701.00
Aug-83        28,750.00
Sep-83        29,262.00
Oct-83        28,899.00
Nov-83        29,500.00
Dec-83        29,067.00
Jan-84        28,898.00
Feb-84        28,077.00
Mar-84        28,145.00
Apr-84        28,536.00
May-84        27,394.00
Jun-84        28,241.00
Jul-84        28,343.00
Aug-84        30,463.00
Sep-84        30,463.00
Oct-84        30,776.00
Nov-84        30,724.00
Dec-84        31,166.00
Jan-85        33,027.00
Feb-85        33,209.00
Mar-85        33,481.00
Apr-85        33,625.00
May-85        35,844.00
Jun-85        36,579.00
Jul-85        36,173.00
Aug-85        36,285.00
Sep-85        35,897.00
Oct-85        37,473.00
Nov-85        39,481.00
Dec-85        41,191.00
Jan-86        41,426.00
Feb-86        44,533.00
Mar-86        46,888.00
Apr-86        46,720.00
May-86        48,822.00
Jun-86        50,145.00
Jul-86        48,716.00
Aug-86        50,708.00
Sep-86        47,103.00
Oct-86        49,665.00
Nov-86        50,564.00
Dec-86        50,170.00
Jan-87        54,354.00
Feb-87        56,170.00
Mar-87        56,860.00
Apr-87        55,990.00
May-87        56,567.00
Jun-87        58,903.00
Jul-87        60,423.00
Aug-87        61,493.00
Sep-87        60,619.00
Oct-87        53,515.00
Nov-87        51,604.00
Dec-87        53,524.00
Jan-88        55,413.00
Feb-88        57,209.00
Mar-88        56,242.00
Apr-88        56,264.00
May-88        56,377.00
Jun-88        57,606.00
Jul-88        58,090.00
Aug-88        57,468.00
Sep-88        58,486.00
Oct-88        59,825.00
Nov-88        59,568.00
Dec-88        59,883.00
Jan-89        62,626.00
Feb-89        62,357.00
Mar-89        63,167.00
Apr-89        65,170.00
May-89        66,812.00
Jun-89        66,632.00
Jul-89        69,870.00
Aug-89        70,974.00
Sep-89        70,484.00
Oct-89        69,970.00
Nov-89        71,089.00
Dec-89        73,520.00
Jan-90        70,175.00
Feb-90        70,280.00
Mar-90        71,004.00
Apr-90        69,144.00
May-90        72,539.00
Jun-90        72,256.00
Jul-90        72,863.00
Aug-90        69,839.00
Sep-90        69,518.00
Oct-90        69,907.00
Nov-90        71,459.00
Dec-90        72,217.00
Jan-91        72,614.00
Feb-91        75,301.00
Mar-91        76,332.00
Apr-91        76,439.00
May-91        78,044.00
Jun-91        75,695.00
Jul-91        77,731.00
Aug-91        79,325.00
Sep-91        79,515.00
Oct-91        81,280.00
Nov-91        79,354.00
Dec-91        85,195.00
Jan-92        85,595.00
Feb-92        86,673.00
Mar-92        84,030.00
Apr-92        85,753.00
May-92        85,384.00
Jun-92        84,086.00
Jul-92        87,416.00
Aug-92        87,127.00
Sep-92        88,077.00
Oct-92        87,619.00
Nov-92        89,836.00
Dec-92        91,758.00
Jan-93        91,602.00
Feb-93        93,453.00
Mar-93        94,864.00
Apr-93        93,801.00
May-93        95,724.00
Jun-93        96,930.00
Jul-93        97,560.00
Aug-93       100,595.00
Sep-93       101,228.00
Oct-93       100,995.00
Nov-93        98,794.00
Dec-93       100,355.00
Jan-94       101,469.00
Feb-94        99,703.00
Mar-94        95,416.00
Apr-94        96,112.00
May-94        96,689.00
Jun-94        95,432.00
Jul-94        97,789.00
Aug-94       100,244.00
Sep-94        99,011.00
Oct-94       100,446.00
Nov-94        98,016.00
Dec-94        98,564.00
Jan-95       100,418.00
Feb-95       102,777.00
Mar-95       103,959.00
Apr-95       106,298.00
May-95       109,211.00
Jun-95       111,078.00
Jul-95       112,956.00
Aug-95       114,164.00
Sep-95       117,053.00
Oct-95       116,741.00
Nov-95       119,438.00
Dec-95       122,663.00
Jan-96       126,355.00
Feb-96       127,075.00
Mar-96       128,180.00
Apr-96       129,283.00
May-96       131,894.00
Jun-96       131,116.00
Jul-96       124,849.00
Aug-96       127,870.00
Sep-96       134,468.00
Oct-96       138,180.00
Nov-96       146,166.00
Dec-96       144,252.00
Jan-97       152,099.00
Feb-97       149,787.00
Mar-97       145,638.00
Apr-97       152,002.00
May-97       159,374.00
Jun-97       166,387.00
Jul-97       178,017.00
Aug-97       171,146.00
Sep-97       177,598.00
Oct-97       173,993.00
Nov-97       176,690.00
Dec-97       179,923.00
Jan-98       179,239.00
Feb-98       191,141.00
Mar-98       200,621.00
Apr-98       205,537.00
May-98       201,714.00
Jun-98       209,439.00
Jul-98       206,046.00
Aug-98       170,133.00
Sep-98       181,446.00
Oct-98       191,571.00
Nov-98       202,395.00
Dec-98       219,679.00
Jan-99       231,037.00
Feb-99       220,086.00
Mar-99       233,687.00
Apr-99       241,796.00
May-99       231,592.00
Jun-99       245,603.00
Jul-99       238,702.00
Aug-99       241,208.00
Sep-99       237,277.00
Oct-99       257,872.00
Nov-99       269,657.00
Dec-99       291,553.00
Jan-00       289,387.00
Feb-00       296,376.00
Mar-00       313,571.00
Apr-00       306,582.00
May-00       300,570.00
Jun-00       322,169.00
Jul-00       319,408.00
Aug-00       353,536.00
Sep-00       348,431.00
Oct-00       337,383.00
Nov-00       300,736.00
Dec-00       297,602.00
Jan-01       306,215.00
Feb-01       271,380.00
Mar-01       254,155.00
Apr-01       280,148.00
May-01       279,072.00
Jun-01       272,229.00
Jul-01       263,733.00
Aug-01       248,708.00
Sep-01       234,323.00
Oct-01       238,639.00
Nov-01       248,948.00
Dec-01       255,172.00
Jan-02       254,840.00
Feb-02       246,930.00
Mar-02       258,002.00
Apr-02       241,768.00
May-02       239,604.00
Jun-02       227,698.00
Jul-02       209,749.00
Aug-02       207,211.00
Sep-02       193,605.00
Oct-02       199,267.00
Nov-02       203,324.00
Dec-02       196,125.00
Jan-03       192,949.00
Feb-03       191,147.00
Mar-03       194,323.00
Apr-03       204,794.00
May-03       211,832.00
Jun-03       214,322.00

$214,322
------------------
Annualized rate of return [11.53%

investment in the
Burnham Fund at its
inception in 1975
would have grown by
more than
2,043.22%.


[BEGIN SIDEBAR]
---------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------
(SEE NOTE 14 FOR EXPLANATION OF THIS CHART.)


TICKER SYMBOLS
Class A                        BURHX
Class B                        BURIX

-------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

-------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

-------------------------------------

ASSET VALUES
Net assets, in millions       $124.7
Net asset value per share
Class A                       $24.92
Class B                       $25.33

-------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $26.23

-------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.37%
Class B                        2.12%

-------------------------------------

INCEPTION
Class A                June 15, 1975
Class B             October 18, 1993


ALL DATA AS OF JUNE 30, 2003. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND THE GROWTH CHART DOES NOT REPRESENT THEIR PERFORMANCE. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

4  BURNHAM FUND

PORTFOLIO INVESTMENTS
-------------------------------------

ASSET ALLOCATION* (AS A % OF MARKET VALUE)

                               [GRAPHIC OMITTED]
          [EDGAR RREPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Common stocks (net of call options written) ...  87%

Discounted Commercial Paper ...................  10%

Corporate and Convertible Bonds ...............   2%

Convertible Preferred Stock ...................   1%

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.


[GRAPHIC OMITTED]
BRACKET ART

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.


TOP INDUSTRIES - COMMON STOCK           % NET
(NET OF CALL OPTIONS WRITTEN)           ASSETS
------------------------------------------------
 Financial                               27.02%
------------------------------------------------
 Health Care                             11.85%
------------------------------------------------
 Consumer Staples                        11.39%
------------------------------------------------
 Information Technology                  11.26%
------------------------------------------------
 Consumer Discretionary                  11.05%
------------------------------------------------
 Energy                                   9.31%
------------------------------------------------
 Industrials                              1.61%
------------------------------------------------
 Telecommunication Service                1.58%
------------------------------------------------
 Utilities                                0.72%
                                       ---------
                                         85.79%
                                       =========


TOP 10 COMMON STOCK HOLDINGS            % NET
(NET OF CALL OPTIONS WRITTEN)           ASSETS
------------------------------------------------
 Exxon Mobil Corp.                        5.76%
------------------------------------------------
 Pfizer Inc.                              5.48%
------------------------------------------------
 Citigroup Inc.                           3.57%
------------------------------------------------
 American Express Co.                     3.35%
------------------------------------------------
 International Business Machines Corp.    2.96%
------------------------------------------------
 American Italian Pasta Co., Class A      2.83%
------------------------------------------------
 JP Morgan Chase & Co.                    2.70%
------------------------------------------------
 PepsiCo Inc.                             2.68%
------------------------------------------------
 Intel Corp.                              2.50%
------------------------------------------------
 MetLife, Inc.                            2.27%
                                       ---------
                                         34.10%
                                       =========


TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

                               [GRAPHIC OMITTED]
          EDGAR RREPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     BURNHAM FUND             With                  S&P 500
                 without sales charge      sales charge              Index*
                       $22,111               $21,005                $26,036
                 --------------------      ------------             -------
Dec-92                10,000.00              9,500.00              10,000.00
Jan-93                 9,983.00              9,484.00              10,084.00
Feb-93                10,185.00              9,675.00              10,223.00
Mar-93                10,338.00              9,822.00              10,439.00
Apr-93                10,223.00              9,712.00              10,186.00
May-93                10,432.00              9,911.00              10,458.00
Jun-93                10,564.00             10,035.00              10,489.00
Jul-93                10,632.00             10,101.00              10,447.00
Aug-93                10,963.00             10,415.00              10,843.00
Sep-93                11,032.00             10,480.00              10,759.00
Oct-93                11,007.00             10,456.00              10,982.00
Nov-93                10,767.00             10,228.00              10,877.00
Dec-93                10,937.00             10,390.00              11,009.00
Jan-94                11,058.00             10,505.00              11,383.00
Feb-94                10,866.00             10,323.00              11,075.00
Mar-94                10,399.00              9,879.00              10,592.00
Apr-94                10,475.00              9,951.00              10,728.00
May-94                10,537.00             10,010.00              10,903.00
Jun-94                10,400.00              9,880.00              10,636.00
Jul-94                10,657.00             10,124.00              10,985.00
Aug-94                10,925.00             10,379.00              11,436.00
Sep-94                10,790.00             10,251.00              11,155.00
Oct-94                10,947.00             10,400.00              11,406.00
Nov-94                10,682.00             10,148.00              10,991.00
Dec-94                10,742.00             10,205.00              11,154.00
Jan-95                10,944.00             10,397.00              11,443.00
Feb-95                11,201.00             10,641.00              11,889.00
Mar-95                11,330.00             10,763.00              12,240.00
Apr-95                11,585.00             11,005.00              12,600.00
May-95                11,902.00             11,307.00              13,104.00
Jun-95                12,106.00             11,500.00              13,408.00
Jul-95                12,310.00             11,695.00              13,853.00
Aug-95                12,442.00             11,820.00              13,887.00
Sep-95                12,757.00             12,119.00              14,473.00
Oct-95                12,723.00             12,087.00              14,421.00
Nov-95                13,017.00             12,366.00              15,054.00
Dec-95                13,368.00             12,700.00              15,345.00
Jan-96                13,770.00             13,082.00              15,867.00
Feb-96                13,849.00             13,156.00              16,014.00
Mar-96                13,969.00             13,271.00              16,168.00
Apr-96                14,090.00             13,385.00              16,406.00
May-96                14,374.00             13,655.00              16,829.00
Jun-96                14,289.00             13,575.00              16,893.00
Jul-96                13,606.00             12,926.00              16,146.00
Aug-96                13,936.00             13,239.00              16,487.00
Sep-96                14,655.00             13,922.00              17,415.00
Oct-96                15,059.00             14,306.00              17,896.00
Nov-96                15,930.00             15,133.00              19,249.00
Dec-96                15,721.00             14,935.00              18,868.00
Jan-97                16,576.00             15,747.00              20,047.00
Feb-97                16,324.00             15,508.00              20,203.00
Mar-97                15,872.00             15,078.00              19,373.00
Apr-97                16,566.00             15,737.00              20,529.00
May-97                17,369.00             16,500.00              21,780.00
Jun-97                18,133.00             17,227.00              22,755.00
Jul-97                19,401.00             18,431.00              24,567.00
Aug-97                18,652.00             17,719.00              23,191.00
Sep-97                19,355.00             18,387.00              24,462.00
Oct-97                18,962.00             18,014.00              23,645.00
Nov-97                19,256.00             18,293.00              24,740.00
Dec-97                19,608.00             18,628.00              25,165.00
Jan-98                19,534.00             18,557.00              25,444.00
Feb-98                20,831.00             19,789.00              27,279.00
Mar-98                21,864.00             20,771.00              28,676.00
Apr-98                22,400.00             21,280.00              28,965.00
May-98                21,983.00             20,884.00              28,467.00
Jun-98                22,825.00             21,684.00              29,623.00
Jul-98                22,455.00             21,333.00              29,309.00
Aug-98                18,541.00             17,614.00              25,071.00
Sep-98                19,774.00             18,786.00              26,678.00
Oct-98                20,878.00             19,834.00              28,847.00
Nov-98                22,057.00             20,955.00              30,595.00
Dec-98                23,941.00             22,744.00              32,357.00
Jan-99                25,179.00             23,920.00              33,710.00
Feb-99                23,985.00             22,786.00              32,661.00
Mar-99                25,468.00             24,194.00              33,968.00
Apr-99                26,351.00             25,034.00              35,282.00
May-99                25,239.00             23,977.00              34,450.00
Jun-99                26,766.00             25,428.00              36,362.00
Jul-99                26,014.00             24,714.00              35,227.00
Aug-99                26,287.00             24,973.00              35,051.00
Sep-99                25,859.00             24,566.00              34,091.00
Oct-99                28,103.00             26,698.00              36,248.00
Nov-99                29,388.00             27,918.00              36,984.00
Dec-99                31,774.00             30,185.00              39,163.00
Jan-00                31,538.00             29,961.00              37,195.00
Feb-00                32,300.00             30,685.00              36,491.00
Mar-00                34,174.00             32,465.00              40,061.00
Apr-00                33,412.00             31,741.00              38,856.00
May-00                32,757.00             31,119.00              38,058.00
Jun-00                35,111.00             33,355.00              38,996.00
Jul-00                34,810.00             33,069.00              38,387.00
Aug-00                38,529.00             36,603.00              40,771.00
Sep-00                37,973.00             36,074.00              38,619.00
Oct-00                36,769.00             34,930.00              38,455.00
Nov-00                32,775.00             31,136.00              35,424.00
Dec-00                32,433.00             30,812.00              35,597.00
Jan-01                33,372.00             31,703.00              36,860.00
Feb-01                29,576.00             28,097.00              33,499.00
Mar-01                27,698.00             26,313.00              31,377.00
Apr-01                30,531.00             29,005.00              33,815.00
May-01                30,414.00             28,893.00              34,042.00
Jun-01                29,668.00             28,185.00              33,213.00
Jul-01                28,742.00             27,305.00              32,886.00
Aug-01                27,105.00             25,749.00              30,828.00
Sep-01                25,537.00             24,260.00              28,338.00
Oct-01                26,007.00             24,707.00              28,879.00
Nov-01                27,131.00             25,774.00              31,094.00
Dec-01                27,809.00             26,419.00              31,366.00
Jan-02                27,773.00             26,384.00              30,909.00
Feb-02                26,911.00             25,565.00              30,313.00
Mar-02                28,118.00             26,712.00              31,453.00
Apr-02                26,348.00             25,031.00              29,546.00
May-02                26,112.00             24,807.00              29,328.00
Jun-02                24,815.00             23,574.00              27,239.00
Jul-02                22,859.00             21,716.00              25,115.00
Aug-02                22,582.00             21,453.00              25,280.00
Sep-02                21,100.00             20,045.00              22,533.00
Oct-02                21,717.00             20,631.00              24,516.00
Nov-02                22,159.00             21,051.00              25,959.00
Dec-02                21,374.00             20,305.00              24,434.00
Jan-03                19,906.00             18,911.00              22,686.00
Feb-03                19,720.00             18,734.00              22,345.00
Mar-03                20,048.00             19,045.00              22,562.00
Apr-03                21,128.00             20,072.00              24,421.00
May-03                21,854.00             20,761.00              25,708.00
Jun-03                22,111.00             21,005.00              26,036.00


                       WITH NO    WITH MAX.
AVERAGE           SALES CHARGE SALES CHARGE
ANNUAL RETURNS         OR CDSC      OR CDSC
---------------------------------------------
CLASS A
---------------------------------------------
 One year              (5.87)%   (10.58)%
---------------------------------------------
 Three years          (12.70)%   (14.18)%
---------------------------------------------
 Five years              0.46%    (0.56)%
---------------------------------------------
 Ten years               8.26%      7.70%
---------------------------------------------
 Fifteen years           9.15%      8.78%
---------------------------------------------
 Since inception        11.53%     11.33%

CLASS B
---------------------------------------------
 One year               (6.61)%   (10.61)%
---------------------------------------------
 Three years           (13.36)%   (14.71)%
---------------------------------------------
 Five years             (0.30)%    (0.50)%
---------------------------------------------
 Since inception          7.23%      7.23%


                       WITH NO     WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURNS          OR CDSC       OR CDSC
---------------------------------------------
CLASS A
---------------------------------------------
 One year                (5.87)%     (10.58)%
---------------------------------------------
 Three years            (33.48)%     (36.80)%
---------------------------------------------
 Five years                2.33%      (2.79)%
---------------------------------------------
 Ten years               121.11%      110.05%
---------------------------------------------
 Fifteen years           272.05%      253.44%
---------------------------------------------
 Since inception       2,043.22%    1,936.05%

CLASS B
---------------------------------------------
 One year                (6.61)%     (10.61)%
---------------------------------------------
 Three years            (34.96)%     (37.96)%
---------------------------------------------
 Five years              (1.50)%      (2.50)%
---------------------------------------------
 Since inception          96.38%       96.38%


[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +9.28%
                                 FUND (CLASS A)

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +11.76%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +10.92%
                                   PEER GROUP


THE FUND underperformed its benchmark and peer group for the period while remaining cautious and holding historical high levels of cash leading up to the war in Iraq.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes 500 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

FUND     SECTOR   PEER GROUP
-1.62     -2.62     -2.57
-2.54     -4.08     -4.19
-0.92     -3.15     -3.42
 4.42      4.83      4.01
 8.01     10.35      9.66
 9.28     11.76     10.88


MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE

-------------------------------------------
 Beta                                0.84
-------------------------------------------
 R(2)                                  82
-------------------------------------------
 Alpha                              (3.96)
-------------------------------------------
 Standard Deviation                 15.42
-------------------------------------------
 Sharpe Ratio                       (1.05)
-------------------------------------------

* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

** SOURCE: MORNINGSTAR PRINCIPIA, JULY 2003
[END SIDEBAR]

                                                                  BURNHAM FUND 5

BURNHAM
-----------------------------------------
              FINANCIAL SERVICES FUND
-----------------------------------------

[GRAPHIC OMITTED]
ANTON SCHUTZ PIC


"Investor optimism and signs of economic improvement emerged in the second quarter, as well as a notable acceleration in M&A activity in the financial services sector."

                                                                         /S/ SIG
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

MARKET OVERVIEW

The first half of 2003, can be divided into two distinct market climates. The first quarter, impacted by uncertainty about the war with Iraq, saw hovering index levels and relatively stagnant, but stable, prices in the financial services sector. Investor optimism and signs of economic improvement emerged in the second quarter, as well as a notable acceleration in M&A activity in the financial services sector.

As the Burnham Financial Services Fund ("Fund") believes that the equity market has risen swiftly, it is carefully monitoring the fundamentals and management teams of each holding to ensure each investment is well positioned to both withstand a market correction and benefit from the expected economic improvement. Moreover, the Fund is positioning itself to capitalize on the increase in consolidation activity.

FOCUS ON FUNDAMENTALS AND LEADERSHIP

The Fund is emphasizing companies with strong, well managed balance sheets and ample capital to increase dividends or buyback shares such as Sovereign Bancorp
(SOV), the Fund's largest position, and Citizens South Banking Corp (CSBC). As SOV is credit sensitive, it could be a major beneficiary of an improving economy. SOV is a potential takeover target in the near future as well.

First Niagara Financial Group (FNFG), the Fund's fifth largest position, is well capitalized and just reached the sixth month since its second step offering, which means that it is now permitted to execute a stock buyback. The management team of FNFG is strong and is focused on enhancing shareholder value.

The Fund added to its position in Providian (PVN) in the second quarter as the Fund believes that given PVN's improving credit metrics and balance sheet, it is poised to grow with an improving economy. In addition, members of PVN's management team have been personally buying a substantial amount of PVN stock.

-------------------------------------
    2003 Performance Comparison
-------------------------------------

+16.15%  Fund (Class A)
+10.17%  NASDAQ Bank Index
+9.41%   NASDAQ Financial 100 Index


INCREASE IN CONSOLIDATION ACTIVITY

As capitalizing on merger and acquisition opportunities is part of the Fund's core strategy, the increase in bank and thrift consolidation in the second quarter was a welcomed indicator. Further, major banks have publicly indicated interest in growing through acquisitions1 given levels of excess capital, low-cost capital, and increased buying power resulting from increased stock prices. The Fund is well positioned to profit from the expected continuation of merger and acquisition activity.

First Essex Bancorp (FESX), a sizeable holding in the Fund, is the announced target of Sovereign Bancorp, the Fund's largest position. On June 13, SOV offered $48 per share for FESX. The substantial premium paid by SOV, nearly 29% over the previous day's close, boosted the gains in the Fund. Shares of SOV fell 4.5% on the news, which provided the Fund with an opportunity to add to its SOV position at an attractive price.

New York Community Bancorp's (NYB) acquisition of Roslyn Bancorp (RSLN) on June 27 boosted the prices of both companies, which was good news for the Fund as it held substantial positions in each. The Fund will continue to closely monitor this deal and the affiliated profit opportunities.

OPTIONS STRATEGY REMAINS INTACT

The Fund continues to write covered calls on the more liquid positions in order to generate additional income and to enforce a strict sell discipline when target prices are reached.

--------------------------------
1 Mollenkamp, Carrick, Mitchell Pacelle, and Jathon Sapsford. "Big Banks Signal They May Be Gearing Up for Acquisitions." WALL STREET JOURNAL, June 23, 2003, pp. C1 & C3


[BEGIN SIDEBAR]
---------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM                             O
---------------------------------------------------
SMALL
---------------------------------------------------
(SEE NOTE 14 FOR EXPLANATION OF THIS CHART.)


TICKER SYMBOLS
Class A                        BURKX
Class B                        BURMX

--------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Since inception

--------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

--------------------------------------

ASSET VALUES
Net assets, in millions      $180.04
Net asset value per share
Class A                       $21.29
Class B                       $20.81

--------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $22.41

--------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.60%
Class B                        2.35%

--------------------------------------

INCEPTION
Both classes            June 7, 1999

ALL DATA AS OF JUNE 30, 2003. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.


6  FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
BRACKET ART
The fund seeks capital appreciation.

                               ASSET ALLOCATION*
                            (AS A % OF MARKET VALUE)


                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Discounted Commercial Paper ........  5%

Common stocks ...................... 95%
(net of call options written)

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.

TOP 10 INDUSTRIES - COMMON STOCK      % NET
(NET OF CALL OPTIONS WRITTEN)        ASSETS
--------------------------------------------
 Savings & Loan Companies--
 Regional                             38.84%
--------------------------------------------
 Banks-- Regional                     16.68%
--------------------------------------------
 Insurance                            11.49%
--------------------------------------------
 Banks-- Major Regional                9.68%
--------------------------------------------
 Investment Banking/Brokerage          8.63%
--------------------------------------------
 Diversified Financial Services        6.00%
--------------------------------------------
 Consumer Credit Services              1.73%
--------------------------------------------
 Investment Management                 1.15%
--------------------------------------------
 Specialized Financial Services        0.34%
--------------------------------------------
 Real Estate Investment Trusts         0.30%
                                     -------
                                      94.84%
                                     =======


TOP 10 COMMON STOCK HOLDINGS         % NET
(NET OF CALL OPTIONS WRITTEN)        ASSETS
--------------------------------------------
 Sovereign Bancorp, Inc.               3.85%
--------------------------------------------
 Merrill Lynch &Co., Inc.              3.10%
--------------------------------------------
 Charter Financial Corp.               2.79%
--------------------------------------------
 New York Community Bancorp, Inc.      2.55%
--------------------------------------------
 First Niagara Financial Group, Inc.   2.52%
--------------------------------------------
 PNC Financial Services Group          2.50%
--------------------------------------------
 Goldman Sachs Group                   2.43%
--------------------------------------------
 Morgan Stanley                        2.32%
--------------------------------------------
 American International Group, Inc.    2.25%
--------------------------------------------
 The Bank of New York Co., Inc.        2.22%
                                     -------
                                      26.53%
                                     =======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

   BURNHAM FINANCIAL SERVICES FUND      With       NASDAQ Bank  NASDAQ Financial
         without sales charge       sales charge     Index*       100 Index*
               $26,455                $25,133       $13,285        $10,547
               ---------             ----------     -------       ---------

June 7 1999    10,000.00              9,500.00      10,000.00      10,000.00
Jun-99         10,510.00              9,985.00      10,079.00      10,010.00
Jul-99         10,380.00              9,861.00       9,780.00       9,351.00
Aug-99          9,900.00              9,405.00       9,372.00       8,784.00
Sep-99          9,780.00              9,291.00       9,084.00       8,388.00
Oct-99         10,450.00              9,928.00       9,720.00       9,070.00
Nov-99         10,280.00              9,766.00       9,530.00       9,047.00
Dec-99          9,810.00              9,320.00       9,127.00       8,724.00
Jan-00          9,209.00              8,748.00       8,565.00       8,024.00
Feb-00          8,668.00              8,234.00       7,820.00       7,442.00
Mar-00          9,710.00              9,224.00       8,259.00       8,229.00
Apr-00         10,001.00              9,501.00       8,060.00       7,742.00
May-00         10,582.00             10,053.00       8,402.00       7,895.00
Jun-00         10,622.00             10,091.00       8,080.00       7,485.00
Jul-00         11,454.00             10,881.00       8,401.00       7,831.00
Aug-00         12,466.00             11,842.00       9,033.00       8,590.00
Sep-00         13,438.00             12,766.00       9,600.00       9,095.00
Oct-00         13,107.00             12,452.00       9,462.00       8,964.00
Nov-00         13,137.00             12,480.00       9,509.00       8,714.00
Dec-00         14,988.00             14,239.00      10,466.00       9,685.00
Jan-01         15,558.00             14,781.00      10,556.00       9,545.00
Feb-01         16,118.00             15,312.00      10,338.00       9,247.00
Mar-01         16,301.00             15,486.00      10,163.00       8,931.00
Apr-01         16,882.00             16,038.00      10,413.00       9,307.00
May-01         18,108.00             17,203.00      10,862.00       9,616.00
Jun-01         18,700.00             17,765.00      11,381.00      10,006.00
Jul-01         19,238.00             18,276.00      11,749.00      10,278.00
Aug-01         19,088.00             18,133.00      11,314.00       9,811.00
Sep-01         17,797.00             16,907.00      11,131.00       9,582.00
Oct-01         17,657.00             16,774.00      10,720.00       9,176.00
Nov-01         18,388.00             17,469.00      11,162.00       9,668.00
Dec-01         19,377.00             18,408.00      11,537.00      10,014.00
Jan-02         20,027.00             19,025.00      11,801.00      10,148.00
Feb-02         20,174.00             19,165.00      12,004.00      10,351.00
Mar-02         21,229.00             20,167.00      12,640.00      10,869.00
Apr-02         22,161.00             21,053.00      13,126.00      11,115.00
May-02         22,455.00             21,332.00      13,031.00      10,932.00
Jun-02         22,050.00             20,948.00      13,001.00      10,625.00
Jul-02         21,229.00             20,167.00      12,461.00      10,187.00
Aug-02         22,063.00             20,959.00      12,794.00      10,413.00
Sep-02         21,057.00             20,004.00      11,886.00       9,487.00
Oct-02         21,805.00             20,715.00      12,107.00       9,761.00
Nov-02         22,504.00             21,379.00      12,136.00       9,802.00
Dec-02         22,777.00             21,638.00      12,058.00       9,639.00
Jan-03         23,261.00             22,098.00      11,998.00       9,491.00
Feb-03         23,062.00             21,909.00      11,993.00       9,393.00
Mar-03         23,324.00             22,158.00      11,774.00       9,196.00
Apr-03         25,200.00             23,940.00      12,460.00       9,747.00
May-03         26,232.00             24,920.00      13,324.00      10,564.00
Jun-03         26,455.00             25,133.00      13,285.00      10,547.00




                       WITH NO    WITH MAX.
AVERAGE           SALES CHARGE SALES CHARGE
ANNUAL RETURNS         OR CDSC      OR CDSC
--------------------------------------------
 CLASS A
--------------------------------------------
 One year               19.98%       13.98%
--------------------------------------------
 Three years            35.55%       33.25%
--------------------------------------------
 Since inception        26.90%       25.32%
--------------------------------------------

 CLASS B
--------------------------------------------
 One year               19.10%       15.10%
--------------------------------------------
 Three years            34.52%       33.96%
--------------------------------------------
 Since inception        25.89%       25.65%
--------------------------------------------

                       WITH NO    WITH MAX.
CUMULATIVE        SALES CHARGE SALES CHARGE
TOTAL RETURNS          OR CDSC      OR CDSC
--------------------------------------------
 CLASS A
--------------------------------------------
 One year               19.98%       13.98%
--------------------------------------------
 Three years           149.07%      136.61%
--------------------------------------------
 Since inception       164.55%      151.33%
--------------------------------------------

 CLASS B
--------------------------------------------
 One year               19.10%       15.10%
--------------------------------------------
 Three years           143.40%      140.40%
--------------------------------------------
 Since inception       156.06%      154.06%
--------------------------------------------

[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +16.15%
                                 FUND (CLASS A)

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +9.41%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     12.54%
                                   PEER GROUP


THE FUND continued to outperform its sector and peer group during the report period.

THE SECTOR is represented by the NASDAQ Financial 100 Index, an unmanaged index of the 100 largest financial companies traded on the NASDAQ market system and the NASDAQ small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty - Financial investment category.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

FUND     SECTOR   PEER GROUP
 2.13     -1.54     -1.8200
 1.25     -2.56     -4.4316
 2.40     -4.60     -5.0814
10.64      1.12      5.5399
15.17      9.59     11.9251
16.15      9.41     12.5407

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE

-------------------------------------------
 Beta                                  0.37
-------------------------------------------
 R(2)                                    25
-------------------------------------------
 Alpha                                39.35
-------------------------------------------
 Standard Deviation                   18.70
-------------------------------------------
 Sharpe Ratio                          1.81
-------------------------------------------



* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

** SOURCE: MORNINGSTAR PRINCIPIA, JULY 2003
[END SIDEBAR]

                                                       FINANCIAL SERVICES FUND 7

BURNHAM
-------------------------------------------
              MONEY MARKET FUND
-------------------------------------------


"The Fed gave the financial markets notice that they will keep rates at low levels as long as necessary to insure that economic growth is strong."

                                                                         /S/ SIG
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

The first half of 2003 was spent waiting. We waited for the various economic statistics to be released and then we waited for the Fed to act. From January through May of 2003 the Federal Reserve did not alter the level of rates. But in May the Fed changed their bias to "weakness" and they presented a new procedure of separating the risk assessments for economic growth and inflation. They released a statement saying that they believed that the economy was poised for stronger growth during the second half of the year but that they were concerned about the "unwanted substantial fall in inflation". Although the Fed refused to use the word deflation, it had been discussed by various economist for some time and it quickly became the common theory that the Fed would at the very least do a twenty-five basis point "insurance" rate cut at the June meeting. The market lowered rates to reflect this belief. The Fed did indeed lower rates by twenty-five basis points and moved the bias back to "balanced". Once again they split their assessments of economic growth and inflation into two separate views. On one hand the economy appeared to be stabilizing, but on the other hand the risk of deflation still remains a concern. Basically, the Fed gave the financial markets notice that they will keep rates at low levels as long as necessary to insure that economic growth is strong.

The second half of 2003 will probably be much the same as the first half as we wait for each economic statistic to be released and then speculate about the Fed's action. The frightening truth is that we may not be seeing the bottom of rates now. If necessary the Fed could lower rates an additional twenty-five basis points at some point in the second half of 2003. It is assumed that .75% is the lowest level for Fed Funds and that any additional monetary stimulation needed after that will be done through purchases of longer U.S. Treasury securities. The low level of rates has caused concern among money market fund managers and investors, as the general level of market rates is forcing fund managers to give up fee income or close. Over the past twenty-five years money market funds have grown to represent a substantial portion of the liquid assets in the monetary system and their viability is a concern for the Fed. However, the Fed will sacrifice them to the need to fight deflation and a failing economy should it become necessary.

The Burnham Money Market Fund is invested in short term fixed income securities of the highest credit quality and liquidity. During the first six months of 2003 the fund provided investors with an acceptable yield when measured against peers.



[BEGIN SIDEBAR]
TICKER SYMBOL                  BURXX
--------------------------------------
PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

--------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

--------------------------------------

ASSET VALUES
Net assets, in millions       $38.58
Net asset value per share      $1.00

--------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement                  0.97%

--------------------------------------

INCEPTION
May 3, 1999


ALL DATA AS OF JUNE 30, 2003. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]




8  MONEY MARKET FUND

[GRAPHIC OMITTED]
BRACKET ART

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

               ASSET ALLOCATION BY MATURITY (AS A % OF NET ASSETS)

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

31-89 days .........................  10%

Over 180 days ......................  16%

1-3 days ...........................  35%

4-30 days ..........................  29%

90-180 days ........................  10%


                 ASSET ALLOCATION BY TYPE (AS A % OF NET ASSETS)


                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Floating Rate Note .................   4%

Taxable Municipal Commercial Paper .   5%

Yankee Certificate of Deposit ......   8%

Overnight Repurchase Agreement .....  16%

Variable Rate Demand Notes .........  35%

U.S. Government Discount Note ......   5%

Certificate of Deposit .............   5%

Discounted Commercial Paper ........  22%


YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------

YIELD AND MATURITY
-------------------------------------------
 Daily yield                          0.27%
-------------------------------------------
 7-day effective yield                0.26%
-------------------------------------------
 30-day effective yield               0.33%
-------------------------------------------
 Weighted average days to maturity       59
-------------------------------------------

AVERAGE ANNUAL RETURN
-------------------------------------------
 One year                             0.66%
-------------------------------------------
 Three years                          2.49%
-------------------------------------------
 Since inception                      3.15%
-------------------------------------------


CUMULATIVE TOTAL RETURN
-------------------------------------------
 One year                             0.66%
-------------------------------------------
 Three years                          7.65%
-------------------------------------------
 Since inception                     13.79%
-------------------------------------------


[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +0.20%
                                      FUND

The fund invested in short-term U.S. Government securities and overnight repurchase agreements to "barbell" the portfolio in an attempt to lock in as much yield as possible during the period.

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

DATE              FUND
01/01/03          0.4732
01/31/03          0.4865
02/28/03          0.4760
03/31/03          0.4446
04/30/03          0.4216
05/31/03          0.4349
06/30/03          0.4094



  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

* THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]


                                                             MONEY MARKET FUND 9

BURNHAM
----------------------------------------------
              U.S. TREASURY MONEY
              MARKET FUND
----------------------------------------------

"The second half of 2003 will probably be the same as the first half as we wait for each economic statistic to be released and then speculate about the Fed's action."
                                                                    /S/ SINATURE
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

The first half of 2003 was spent waiting. We waited for the economic statistics to be released and then we waited for the Fed to act. From January through May of 2003 the Federal Reserve did not alter the level of rates. But in May the Fed changed their bias to "weakness" and they presented a new procedure of separating the risk assessments for economic growth and inflation. They released a statement saying that they believed that the economy was poised for stronger growth during the second half of the year but that they were concerned about the "unwanted substantial fall in inflation." Although the Fed refused to use the word deflation, it had been discussed by various economist for some time and it quickly became the common theory that the Fed would at the very least do a twenty-five basis point "insurance" rate cut at the June meeting. The market lowered rates to reflect this belief. The Fed did indeed lower rates by twenty-five basis points and moved the bias back to "balanced". Once again they split their assessments of economic growth and inflation into two separate views. On one hand the economy appeared to be stabilizing, but on the other hand the risk of deflation still remains a concern. Basically, the Fed gave the financial markets notice that they will keep rates at low levels as long as necessary to insure that economic growth is strong.

The second half of 2003 will probably be much the same as the first half as we wait for each economic statistic to be released and then speculate about the Fed's action. The frightening truth is that we may not be seeing the bottom of rates now. If necessary the Fed could lower rates an additional twenty-five basis points at some point in the second half of 2003. It is assumed that .75% is the lowest level for Fed Funds and that any additional monetary stimulation needed after that will be done through purchases of longer U.S. Treasury securities. The low level of rates has caused concern among money market fund managers and investors, as the general level of market rates is forcing fund managers to give up fee income or close. Over the past twenty-five years money market funds have grown to represent a substantial portion of the liquid assets in the monetary system and their viability is a concern for the Fed. However, the Fed will sacrifice them to the need to fight deflation and a failing economy should it become necessary.

The six- month Treasury Bill has moved from a January high yield of 1.26% to a June low yield of .81%. We have continued to "bar bell" the portfolio by dividing the assets between the overnight repurchase agreement market and the one- year Treasury Note market in an attempt to lock in as much yield as possible.

The Burnham U.S. Treasury Fund is invested in short term U.S. Treasury securities and overnight repurchase agreements collateralized by U.S. Government securities. During 2003 the fund provided investors with an acceptable yield when measured against peers.

[BEGIN SIDEBAR]
TICKER SYMBOL                  BUTXX

---------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

---------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

---------------------------------------

ASSET VALUES
Net assets, in millions       $155.4
Net asset value per share      $1.00

---------------------------------------

EXPENSE RATIO
Annualized, after expense
recovery                       0.88%

---------------------------------------

INCEPTION
October 13, 1999

ALL DATA AS OF JUNE 30, 2003. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]




10  U.S. TREASURY MONEY MARKET FUND

[GRAPHIC OMITTED]
BRACKET ART

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

              ASSET ALLOCATION BY MATURITY* (AS A % OF NET ASSETS)

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

31-89 days ...................  8%

90-180 days ..................  6%

1-3 days ..................... 74%

Over 180 days ................ 12%


                ASSET ALLOCATION BY TYPE* (AS A % OF NET ASSETS)

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


Overnight Repurchase Agreement 47%

U.S. Treasury Bills........... 26%

U.S. Treasury Notes........... 27%

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.

YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------

YIELD AND MATURITY
--------------------------------------------
 Daily yield                          0.38%
--------------------------------------------
 7-day effective yield                0.41%
--------------------------------------------
 30-day effective yield               0.52%
--------------------------------------------
 Weighted average days to maturity       52

AVERAGE ANNUAL RETURN
--------------------------------------------
 One year                             0.66%
--------------------------------------------
 Three years                          2.44%
--------------------------------------------
 Since inception                      3.02%
--------------------------------------------

CUMULATIVE TOTAL RETURN
--------------------------------------------
 One year                             0.66%
--------------------------------------------
 Three years                          7.51%
--------------------------------------------
 Since inception                     11.43%
--------------------------------------------


[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

                               [GRAPHIC OMITTED]
                                   ARROW ART

                                     +0.23%
                                      FUND


THE FUND invested in short-term U.S. Government securities and overnight repurchase agreements collateralized by U.S. Government Securities.

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

DATE               FUND
01/01/03          0.4732
01/31/03          0.4865
02/28/03          0.4760
03/31/03          0.4446
04/30/03          0.4216
05/31/03          0.4349
06/30/03          0.4094

  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

* THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[END SIDEBAR]


                                              U.S. TREASURY MONEY MARKET FUND 11

[BEGIN SIDEBAR]
ABOUT THE INFORMATION
---------------------------------
    IN THIS SECTION

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past six months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear on page 34 of this report.
[END SIDEBAR]

THE
---------------------------------
FINANCIAL PAGES
---------------------------------

 ABOUT THE FUNDS
--------------------------------------------------------------------------------



BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the U.S. Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION
The following entities handle the funds' main activities:

  ADVISER/ADMINISTRATOR
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

  DISTRIBUTOR
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

  TRANSFER AGENT
  PFPC Inc.
  760 Moore Road
  King of Prussia, PA 19406

  HANDLES TRANSACTIONS IN FUND SHARES.

  CUSTODIAN
  PFPC Trust Co.
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  HOLDS AND SETTLES THE FUNDS' SECURITIES.

  LEGAL COUNSEL
  Hale & Dorr LLP
  60 State Street
  Boston, MA 02109

  OVERSEES LEGAL AFFAIRS FOR THE TRUST.

SHARE CLASSES

The funds offer share classes, as follows:

  BURNHAM MONEY MARKET FUND
  (no redemption fee)

  BURNHAM U.S. TREASURY MONEY MARKET FUND
  (no redemption fee)

O TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%
  AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%:

  BURNHAM FUND

  BURNHAM FINANCIAL SERVICES FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and The Burnham Financial Services Fund expects to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.

12  FINANCIAL PAGES

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

   STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price ("NOCP") on the valuation date. Any equities that didn't trade that day are valued at the last available bid price.

   BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

   MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Treasury Money Market Fund value them at amortized cost by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

   REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

   OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

   Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

Whenever a fund is unable to determine the value of a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues.

Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

DISTRIBUTIONS AND TAXES
The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trusts' officers received any compensation from the trust.

EXPENSES
Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

USE OF MANAGEMENT ESTIMATES
Management has had to make certain estimates and assumptions in preparing its figures, so the actual cash amounts received or paid for a fund's assets, liabilities, income, and other items may ultimately differ from what is shown here.

SECURITIES LENDING
The Fund may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral.

                                                             FINANCIAL PAGES  13

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2003). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets.

STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS
Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

   RISKS NOT REFLECTED IN BALANCE SHEETS
   -----------------------------------------------------------------------------

   EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

14  FINANCIAL PAGES

BURNHAM FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

o INDICATES SECURITIES THAT DO         NUMBER OF
  NOT PRODUCE INCOME.                   SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  85.95%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  11.06%
HOTELS, RESORTS & CRUISE LINES  1.86%
   Royal Caribbean Cruises Ltd. 9      100,000        $2,316,000
                                                     ------------
HOUSEWARE & SPECIALTIES  1.12%
   Newell Rubbermaid Inc. 9              50,000         1,400,000
                                                     ------------
LEISURE PRODUCTS  0.98%
 o K2 Inc.                            100,000         1,225,000
                                                     ------------
MOVIES & ENTERTAINMENT  3.63%
 o Liberty Media Corp.,
   Class A Shares                      100,000         1,156,000
   The Walt Disney Co. 9                60,000         1,185,000
 o Viacom Inc., Class B 9               50,000         2,183,000
                                                     ------------
                                                       4,524,000
                                                     ------------

RESTAURANTS  1.32%
   McDonald's Corp.                     75,000         1,654,500
                                                     ------------
RETAIL STORES  2.15%
   Wal-Mart Stores, Inc.7               50,000         2,683,500
                                                     ------------
TOTAL CONSUMER DISCRETIONARY
(COST: $11,140,417)                                   13,803,000
                                                     ------------

CONSUMER STAPLES  11.40%
PACKAGED FOODS  5.26%
 o American Italian Pasta Co.,
   Class A 7,9                          85,000         3,540,250
   General Mills, Inc.                  40,000         1,896,400
   William Wrigley Jr. Co. 9            20,000         1,124,600
                                                     ------------
                                                       6,561,250
                                                     ------------

PERSONAL CARE PRODUCTS  3.46%
   Avon Products, Inc.                  20,000         1,244,000
   Colgate-Palmolive Co. 9              30,000         1,738,500
   The Procter & Gamble Co.             15,000         1,337,700
                                                     ------------
                                                       4,320,200
                                                     ------------

SOFT DRINKS  2.68%
   PepsiCo, Inc.                        75,000         3,337,500
                                                     ------------
TOTAL CONSUMER STAPLES
(COST: $13,657,486)                                   14,218,950
                                                     ------------

ENERGY  9.31%
INTEGRATED OIL & GAS  7.78%
   BP p.l.c. - Sponsored ADR            60,000         2,521,200
   Exxon Mobil Corp.                   200,000         7,182,000
                                                     ------------
                                                       9,703,200
                                                     ------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------

OIL & GAS PIPELINES  1.53%
 o Kinder Morgan Management LLC         50,924        $1,907,613
                                                     ------------
TOTAL ENERGY (COST: $5,734,480)                       11,610,813
                                                     ------------

FINANCIAL  27.09%
BANKS  5.80%
   Bank One Corp.                       60,000         2,230,800
   Sovereign Bancorp, Inc. 9           150,000         2,347,500
   The Bank of New York Co., Inc. 9     40,000         1,150,000
   Wells Fargo & Co.                    30,000         1,512,000
                                                     ------------
                                                       7,240,300
                                                     ------------

DIVERSIFIED FINANCIAL SERVICES  9.70%
   American Express Co.                100,000         4,181,000
   Citigroup Inc. 7                    105,000         4,494,000
   J.P. Morgan Chase & Co. 7           100,000         3,418,000
                                                     ------------
                                                      12,093,000
                                                     ------------

INSURANCE  7.45%
   AFLAC, Inc.                          50,000         1,537,500
   American International Group,
   Inc. 9                               30,000         1,655,400
   MetLife, Inc.                       100,000         2,832,000
   Prudential Financial, Inc.           50,000         1,682,500
   Travelers Property Casualty Corp.,
   Class A                             100,000         1,590,000
                                                     ------------
                                                       9,297,400
                                                     ------------

INVESTMENT BANKING/BROKERAGE  1.74%
   The Bear Stearns Cos., Inc. 9        30,000         2,172,600
                                                     ------------

REAL ESTATE INVESTMENT TRUSTS  2.40%
   Developers Diversified Realty Corp.  60,000         1,706,400
   New Plan Excel Realty Trust 9        60,000         1,281,000
                                                     ------------
                                                       2,987,400
                                                     ------------

TOTAL FINANCIAL (COST: $29,060,490)                   33,790,700
                                                     ------------
HEALTH CARE  11.87%
BIOTECHNOLOGY  1.60%
 o Amgen, Inc. 7,9                      30,000         1,993,200
                                                     ------------

MEDICAL PRODUCTS  1.92%
   Medtronic, Inc. 9                    50,000         2,398,500
                                                     ------------
PHARMACEUTICALS  8.35%
   Johnson & Johnson                    40,000         2,068,000
   Merck & Co., Inc. 9                  25,000         1,513,750
   Pfizer Inc.                         200,000         6,830,000
                                                     ------------
                                                      10,411,750
                                                     ------------

TOTAL HEALTH CARE (COST: $9,554,791)                  14,803,450
VALUE

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                                 BURNHAM FUND 15

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------

COMMON STOCKS  CONTINUED

INDUSTRIALS  1.61%
INDUSTRIAL CONGLOMERATES  1.61%
   General Electric Co. 9               70,000        $2,007,600
                                                     ------------
TOTAL INDUSTRIALS (COST: $1,782,600)                   2,007,600
                                                     ------------

INFORMATION TECHNOLOGY  11.31%
COMPUTER HARDWARE  4.77%
 o Dell Computer Corp. 7                70,000         2,237,200
   International Business Machines
   Corp.7                               45,000         3,712,500
                                                     ------------
                                                       5,949,700
                                                     ------------

DATA PROCESSING  1.99%
   First Data Corp. 9                   60,000         2,486,400
                                                     ------------

SEMICONDUCTORS  2.50%
   Intel Corp.                         150,000         3,117,600
                                                     ------------

SYSTEMS SOFTWARE  2.05%
   Microsoft Corp.                     100,000         2,561,000
                                                     ------------

TOTAL INFORMATION TECHNOLOGY
(COST: $11,119,669)                                   14,114,700
                                                     ------------

TELECOMMUNICATIONS SERVICES  1.58%
INTEGRATED TELECOMMUNICATIONS SERVICES  1.58%
   Verizon Communications Inc.          50,000         1,972,500
                                                     ------------
TOTAL TELECOMMUNICATIONS SERVICES
(COST: $1,853,700)                                     1,972,500
                                                     ------------
UTILITIES  0.72%
ELECTRIC UTILITIES  0.72%
   American Electric Power Co.,Inc. 9   30,000           894,900
                                                     ------------

TOTAL UTILITIES (COST: $887,940)                         894,900
                                                     ------------
TOTAL COMMON STOCKS (COST: $84,791,573)              107,216,613
                                                     ------------

CONVERTIBLE PREFERRED STOCK  1.04%

CONSUMER DISCRETIONARY  1.04%
AUTO MANUFACTURERS  1.04%
   Ford Motor Co., Capital Trust II,
   Pfd. conv.
   6.50% 1/15/32                        30,000         1,303,500
                                                     ------------
TOTAL CONSUMER DISCRETIONARY (COST: $1,332,099)        1,303,500
                                                     ------------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST: $1,332,099)                                     1,303,500
                                                     ------------

                                       FACE
                                       VALUE         VALUE
-----------------------------------------------------------------


CORPORATE CONVERTIBLE BONDS  0.81%

TECHNOLOGY  0.81%
COMPUTER PRODUCTS AND SOFTWARE  0.81%
   Siebel Systems, Inc.
   5.50% 9/15/06                    $1,000,000        $1,008,750
                                                     ------------
TOTAL TECHNOLOGY (COST: $966,986)                      1,008,750
                                                     ------------
TOTAL CORPORATE CONVERTIBLE BONDS
(COST: $966,986)                                       1,008,750
                                                     ------------

CORPORATE BONDS  1.14%

HOTELS  1.14%
   Marriott Corp., deb.
   9.38% 6/15/07                     1,265,000         1,420,216
                                                     ------------
TOTAL CORPORATE BONDS
(COST: $1,269,379)                                     1,420,216
                                                     ------------

SHORT-TERM INSTRUMENTS B  31.70%
DISCOUNTED COMMERCIAL PAPER  10.37%
   American General Finance Corp.
   1.02% 7/10/03                     2,013,000         2,012,486
   LaSalle Bank Corp.
   1.05% 7/07/03                     6,000,000         5,998,950
   San Paolo IMI U.S. Financial Co.
   1.08% 7/01/03                     4,932,000         4,932,000
                                                     ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $12,943,436)                                   12,943,436
                                                     ------------

FLOATING RATE NOTES*  12.13%
   American Express Centurion Bank
   1.42% 12/12/03 a                  1,512,079         1,512,079
   Bear Stearns Co.
   1.37% 1/16/04 a                   2,230,636         2,230,636
   Dresdner Bank
   1.78% 10/06/03 a                  1,215,341         1,215,341
   Goldman Sachs Group Inc.
   1.30% 3/08/04 a                   2,399,240         2,399,240
   Morgan Stanley Co.
   1.33% 7/16/03 a                     912,726           912,726
   Morgan Stanley Co.
   1.33% 11/07/03 a                  2,118,650         2,118,650
   Morgan Stanley Co.
   1.36% 1/12/04 a                     990,470           990,470
   Morgan Stanley Co.
   1.34% 10/22/03 a                  1,023,312         1,023,312
   Morgan Stanley Co.
   1.33% 3/12/04 a                   2,729,231         2,729,231
                                                     ------------
TOTAL FLOATING RATE NOTE (COST: $15,131,685)          15,131,685
                                                     ------------


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

16  BURNHAM FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                       FACE
                                       VALUE         VALUE
-----------------------------------------------------------------

SHORT-TERM INSTRUMENTS B  CONTINUED

INSTITUTIONAL MONEY MARKET TRUST  7.12%
   PNC Bank Institutional Money
   Market Trust
   1.20% a, 10                      $8,879,811        $8,879,811
                                                     ------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $8,879,811)                                     8,879,811
                                                     ------------
MEDIUM TERM NOTE  1.35%
   Merrill Lynch
   1.38% 7/07/03 a                   1,684,245         1,684,245
                                                     ------------

MEDIUM TERM NOTE (COST: $1,684,245)                    1,684,245
                                                     ------------
TIME DEPOSIT  0.73%
   UBS Warburg
   1.38% 7/01/03 a                     906,809           906,809
                                                     ------------

TIME DEPOSIT (COST: $906,809)                            906,809
                                                     ------------

TOTAL SHORT-TERM INSTRUMENTS
(COST: $39,545,986)                                   39,545,986
                                                     ------------

                                    NUMBER OF
                                    CONTRACTS
                                    ---------

CALL OPTIONS WRITTEN  (0.16)%

   American Italian Pasta Co., Class A Calls
   @ 45 due Sep 03                         100           (10,500)
                                                     ------------
   Amgen, Inc. Calls
   @ 65 due Jul 03                         100           (20,000)
                                                     ------------
   Citigroup Inc. Calls
   @ 45 due Dec 03                         200           (38,000)
                                                     ------------
   Dell Computer Corp. Calls
   @ 30 due Aug 03                         200           (51,000)
                                                     ------------
   International Business Machines Corp.
   Calls
   @ 90 due Oct 03                         100           (21,500)
                                                     ------------
   J.P. Morgan Chase & Co. Calls
   @ 35 due Dec 03                         200           (44,000)
                                                     ------------
   Wal-Mart Stores, Inc. Calls
   @ 60 due Dec 03                         100           (11,500)
                                                     ------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $173,692)                          (196,500)
                                                     ------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS  120.64%
 (COST $127,906,023)                                $150,495,065

 CALL OPTIONS WRITTEN  (0.16)%
 (PREMIUMS RECEIVED $173,692)                           (196,500)

 LIABILITIES, LESS CASH AND OTHER ASSETS  (20.48)%   (25,555,141)
                                                    -------------
 NET ASSETS  100.00%                                $124,743,424
                                                    =============

--------------------------------------------------------------------------------


A  THIS SECURITY IS THE COLLATERAL USED IN SECURITY LENDING.
B THE 31.70% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 10.37%.

* THE INTEREST RATES DISCLOSED FOR FLOATING RATE NOTES ARE THE CURRENT RATES IN EFFECT FOR JUNE 30, 2003.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                                BURNHAM FUND  17

BURNHAM
         FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2003 - UNAUDITED
--------------------------------------------------------------------------------


o INDICATES SECURITIES THAT DO         NUMBER OF
  NOT PRODUCE INCOME.                   SHARES         VALUE
-----------------------------------------------------------------

COMMON STOCKS  98.29%
(PERCENTAGE OF NET ASSETS)

BANKS  26.86%
BANKS - MAJOR REGIONAL  10.12%
   FleetBoston Financial Corp. 7       125,000        $3,713,750
   KeyCorp 7                            80,000         2,021,600
   PNC Financial Services Group 7, 11   95,000         4,636,950
   SunTrust Banks, Inc.                 35,000         2,076,900
   The Bank of New York Co., Inc. 7    150,000         4,312,500
   U.S. Bancorp 7                       60,000         1,470,000
                                                    -------------
                                                      18,231,700
                                                    -------------

BANKS - REGIONAL  16.74%
   Alliance Financial Corp.             45,000         1,215,000
   Bank Mutual Corp.                    55,000         1,787,500
   BankNorth Group, Inc.               100,000         2,552,000
   Evans Bancorp, Inc.                   7,195           155,052
   First Colonial Group,  Inc.          33,500         1,627,095
   First Commonwealth Financial Corp.   89,000         1,153,440
   First Community Bancorp              25,000           779,250
   Interchange Financial                63,000         1,236,060
   Lakeland Bancorp, Inc. 9             60,000           958,800
   MBNA Corp. 7                         50,000         1,042,000
   Midwest Banc Holdings,  Inc.         38,000           737,960
   Monarch Community Bancorp, Inc.      33,000           448,800
   National City Corp. 7                15,000           490,650
   National Commerce Financial
   Corp. 7                              50,000         1,109,500
   Pacific Crest Capital, Inc.         115,500         2,425,500
   Partners Trust Financial Group Inc.  10,600           202,248
 o Pinnacle Financial Partners, Inc.   159,000         2,536,050
   Provident Bankshares Corp.           50,000         1,270,500
   Southern Financial Bancorp, Inc.     42,900         1,311,024
   Sterling Bancorp                     48,200         1,344,298
   The Trust Company of New Jersey      20,000           606,000
   U.S.B. Holding Co., Inc.             18,400           326,600
   United National Bancorp             104,700         2,888,673
   Unizan Financial Corp.               43,000           755,510
   Wilmington Trust Corp.               40,000         1,174,000
                                                    -------------
                                                      30,133,510
                                                    -------------

TOTAL BANKS (COST: $44,189,159)                       48,365,210
                                                    -------------
FINANCIAL  32.03%
CONSUMER CREDIT SERVICES  2.06%
 o Providian Financial Corp. 7         400,000         3,704,000
                                                    -------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES  6.16%
   Citigroup Inc. 7                     95,000        $4,066,000
   Federated Investors Inc.,
   Class B 7                           100,000         2,742,000
   Morgan Stanley 7                    100,000         4,275,000
                                                    -------------
                                                      11,083,000
                                                    -------------

INSURANCE  11.95%
   American International Group,
   Inc. 7                               75,000         4,138,500
   MetLife, Inc. 7                      50,000         1,416,000
   Nationwide Financial Services,
   Inc., 7                              81,000         2,632,500
   Prudential Financial, Inc. 7        125,000         4,206,250
   The Phoenix Cos., Inc. 7             20,500           185,115
   The PMI Group, Inc. 7               100,000         2,684,000
   Travelers Property Casualty Corp.,
   Class A 7,9                         200,000         3,180,000
   Willis Group Holdings Ltd. 7        100,000         3,075,000
                                                    -------------
                                                      21,517,365
                                                    -------------

INVESTMENT BANKING/BROKERAGE  9.75%
 o E*TRADE Group, Inc. 7               225,000         1,912,500
   Lehman Brothers Holdings Inc. 7      55,000         3,656,400
   Merrill Lynch & Co., Inc. 7         135,000         6,301,800
   The Bear Stearns Cos., Inc. 7        15,000         1,086,300
   The Goldman Sachs Group, Inc. 7      55,000         4,606,250
                                                    -------------
                                                      17,563,250
                                                    -------------

INVESTMENT MANAGEMENT  1.33%
   Neuberger Berman Inc. 7              60,000         2,394,600
                                                    -------------
REAL ESTATE INVESTMENT TRUSTS  0.30%
   AmeriVest Properties Inc.            85,000           532,100
                                                    -------------
SPECIALIZED FINANCIAL SERVICES  0.34%
   Medallion Financial Corp.            88,000           616,880
                                                    -------------
UNREGISTERED INVESTMENT COMPANY  0.14%
 o Peregrine Holdings Ltd.             250,000           250,000
                                                    -------------
TOTAL FINANCIAL (COST: $53,108,905)                   57,661,195
                                                    -------------

SAVINGS AND  LOAN COMPANIES  39.40%
SAVINGS AND LOAN COMPANIES --
REGIONAL  39.40%
   Abington Bancorp, Inc.              138,300         3,512,820
   Alliance Bancorp of New England,
   Inc.                                 75,000         1,725,000
   Astoria Financial Corp. 7            24,800           692,664
   Berkshire Hills Bancorp, Inc.        47,800         1,357,520
   BostonFed Bancorp, Inc.              49,200         1,323,972
   Bridge Street Financial, Inc.       183,400         2,320,010



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

18  FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------


COMMON STOCKS  CONTINUED
SAVINGS AND  LOAN COMPANIES  CONTINUED
   Brookline Bancorp, Inc. 9            68,500          $959,000
   Capitol Federal Financial           120,000         3,373,200
   Central Bancorp, Inc.               113,100         3,930,225
   Charter Financial Corp. 9           177,915         5,026,099
   Citizens South Banking Corp.        234,000         3,098,160
   Coastal Bancorp, Inc.                25,000           710,500
   Connecticut Bancshares, Inc.         77,200         3,030,100
   First Essex Bancorp, Inc.            75,000         3,535,500
   First Kansas Financial Corp.         42,500           741,625
   First Niagara Financial Group,
   Inc.                                324,550         4,530,718
   FirstBank NW Corp.                   11,500           327,750
   GA Financial, Inc.                   35,400           890,310
   Hudson City Bancorp, Inc. 7          60,000         1,534,200
   New York Community Bancorp,
   Inc. 7,9                            182,933         5,321,521
   Oregon Trail Financial Corp.         69,300         1,730,421
   Provident Financial Services Inc.   105,000         2,000,250
   Roslyn Bancorp Inc.                 114,000         2,449,860
   Sound Federal Bancorp,  Inc.        175,500         2,385,045
   Sovereign Bancorp, Inc. 7,9         450,000         7,042,500
   St. Francis Capital Corp.           116,018         3,372,643
   Westfield Financial, Inc.           168,300         3,165,723
   Willow Grove Bancorp, Inc.           50,000           848,500
                                                    -------------
                                                      70,935,836
                                                    -------------

TOTAL SAVINGS AND  LOAN COMPANIES
(COST: $62,987,203)                                   70,935,836
                                                    -------------
TOTAL COMMON STOCKS (COST: $160,285,267)             176,962,241
                                                    -------------

WARRANTS  0.00%#
 o Dime Bancorp Incorporated Litigation
   Tracking Warrants                    10,000             1,500
                                                    -------------
TOTAL WARRANTS (COST: $2,095)                              1,500
                                                    -------------

                                        FACE
                                        VALUE         VALUE
-----------------------------------------------------------------

SHORT-TERM INSTRUMENTS  9.59%B
DISCOUNTED COMMERCIAL PAPER  5.21%
   AIG Funding
   1.00% 7/01/03                    $4,157,000        $4,157,000
   Lasalle Bank Corp
   1.05% 7/02/03                     2,699,000         2,698,921
   Lasalle Bank Corp
   1.05% 7/07/03                     2,529,000         2,528,558
                                                    -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $9,384,479)                                    9,384,479
                                                    -------------
INSTITUTIONAL MONEY MARKET TRUST  4.38%
   PNC Bank Institutional Money
   Market Trust
   (none)%a,11                                         7,885,170
                                                    -------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $7,885,170)                                     7,885,170
                                                    -------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $17,269,649)                                  17,269,649
                                                    -------------
                                    NUMBER OF
                                    CONTRACTS         VALUE
                                    ---------        --------

CALL OPTIONS WRITTEN  (3.31)%
   American International Group, Inc. Calls
   @ 60 due Aug 03                         150           (10,500)
   @ 60 due Nov 03                         200           (44,000)
   @ 65 due Nov 03                         250           (17,500)
   @ 70 due Jan 04                         150            (7,500)
                                                    -------------
                                                         (79,500)
                                                    -------------

   Astoria Financial Corp. Calls
   @ 25 due Jul 03                         248           (76,880)
                                                    -------------
   Citigroup Inc. Calls
   @ 40 due Sept 03                        250          (105,000)
   @ 42.5 due Sept 03                      100           (23,000)
   @ 45 due Dec 03                         150           (28,500)
   @ 45 due Jan 04                         250           (57,500)
   @ 50 due Dec 03                         200           (12,000)
                                                    -------------
                                                        (226,000)
                                                    -------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                      FINANCIAL SERVICES FUND 19

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------

 CALL OPTIONS WRITTEN  CONTINUED
   E*TRADE Group, Inc. Calls
   @ 5 due Jul 03                          500         $(175,000)
   @ 5 due Oct 03                          500          (175,000)
   @ 5 due Jan 04                          750          (270,000)
   @ 7.5 due Jul 03                        250           (30,000)
   @ 7.5 due Jan 04                        250           (46,250)
                                                    -------------
                                                        (696,250)
                                                    -------------

   Federated Investors Inc., Class B Calls
   @ 25 due Jul 03                         100           (23,500)
   @ 30 due Jul 03                         200            (1,000)
   @ 30 due Oct 03                         250           (10,000)
   @ 30 due Jan 04                         250           (25,000)
                                                    -------------
                                                         (59,500)
                                                    -------------

   FleetBoston Financial Corp. Calls
   @ 25 due Oct 03                         100           (49,000)
   @ 27.5 due Jul 03                       100           (22,500)
   @ 27.5 due Oct 03                       100           (30,000)
   @ 30 due Jul 03                         200           (13,000)
   @ 30 due Oct 03                         250           (40,000)
   @ 30 due Jan 04                         250           (55,000)
   @ 35 due Jan 04                         250           (12,500)
                                                    -------------
                                                        (222,000)
                                                    -------------

   Hudson City Bancorp, Inc. Calls
   @ 22.5 due Jul 03                       150           (43,500)
   @ 22.5 due Oct 03                       150           (48,000)
                                                    -------------
                                                         (91,500)
                                                    -------------

   KeyCorp Calls
   @ 25 due Sept 03                        400           (42,000)
                                                    -------------
   Lehman Brothers Holdings Inc. Calls
   @ 60 due Jul 03                         100           (65,000)
   @ 65 due Jul 03                          50           (13,750)
   @ 65 due Oct 03                          50           (27,500)
   @ 65 due Jan 04                          50           (34,000)
   @ 70 due Oct 03                         100           (26,000)
   @ 70 due Jan 04                         100           (45,000)
                                                    -------------
                                                        (211,250)
                                                    -------------

                                      NUMBER OF
                                       SHARES         VALUE
-----------------------------------------------------------------

   MBNA Corp Calls
   @ 22.5 Jan 04                           250          $(32,500)
   @ 25 Jan 04                             250           (10,000)
                                                    -------------
                                                         (42,500)
                                                    -------------

   Merrill Lynch & Co., Inc. Calls
   @ 32.5 due Jul 03                       100          (141,000)
   @ 35 due Jul 03                         150          (174,000)
   @ 37.5 due Oct 03                       150          (145,500)
   @ 40 due Oct 03                         100           (76,000)
   @ 42.5 due Jul 03                        50           (21,500)
   @ 42.5 due Oct 03                       100           (57,000)
   @ 45 due Oct 03                         150           (58,500)
   @ 47.5 due Jul 03                       200           (17,000)
   @ 55 due Jan 04                         250           (27,500)
                                                    -------------
                                                        (718,000)
                                                    -------------

   MetLife, Inc. Calls
   @ 30 due Sept 03                        250           (13,750)
   @ 30 due Jan 04                         250           (31,250)
                                                    -------------
                                                         (45,000)
                                                    -------------

   Morgan Stanley Calls
   @ 40 due Jul 03                          50           (18,000)
   @ 45 due Jul 03                         150            (6,750)
   @ 50 due Jan 03                         250           (42,500)
   @ 50 due Jul 03                         150              (750)
   @ 50 due Oct 03                         150           (11,250)
   @ 55 due Jan 04                         250           (16,250)
                                                    -------------
                                                         (95,500)
                                                    -------------

   National City Corp. Calls
   @ 30 due Jul 03                         150           (39,000)
                                                    -------------

   National Commerce Financial Corp. Calls
   @ 22.5 due Oct 03                       100            (9,500)
   @ 25 due Jul 03                         100              (500)
   @ 25 due Oct 03                         100            (1,000)
                                                    -------------
                                                         (11,000)
                                                    -------------

   Nationwide Financial Services, Inc. Calls
   @ 25 due Oct 03                         100           (73,000)
   @ 30 due Jul 03                         110           (25,300)
   @ 30 due Oct 03                         500          (155,000)
   @ 35 due Jul 03                         100            (1,000)
                                                    -------------
                                                        (254,300)
                                                    -------------



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

20  FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                      NUMBER OF
                                      CONTRACTS         VALUE
-----------------------------------------------------------------

 CALL OPTIONS WRITTEN  CONTINUED
   Neuberger Berman Inc. Calls
   @ 30 due Jul 03                         100          $(94,000)
   @ 30 due Oct 03                         100           (95,000)
   @ 35 due Oct 03                         200          (102,000)
   @ 40 due Jan 04                         100           (27,000)
   @ 45 due Jul 03                         100            (6,500)
                                                    -------------
                                                        (324,500)
                                                    -------------

   New York Community Bancorp, Inc. Calls
   @ 22.5 due Oct 03                       500          (425,600)
   @ 26.25 due Jul 03                       50           (20,615)
   @ 26.25 due Oct 03                      250          (113,050)
   @ 30 due Jul 03                         197          (167,687)
                                                    -------------
                                                        (726,952)
                                                    -------------

   PNC Financial Services Group Calls
   @ 47.5 due Nov 03                     150             (46,500)
   @ 50 due Jan 04                       200             (55,000)
   @ 55 due Jan 04                       250             (25,000)
                                                    -------------
                                                        (126,500)
                                                    -------------

   Providian Financial Corp. Calls
   @ 7.5 due Sept 03                       500          (102,500)
   @ 7.5 due Dec 03                      1,000          (245,000)
   @ 7.5 due Jan 04                        500          (122,500)
   @ 10 due Sept 03                        250           (17,500)
   @ 10 due Dec 03                         250           (27,500)
   @ 10 due Jan 04                         500           (57,500)
   @ 12.5 due Dec 03                       500           (20,000)
                                                    -------------
                                                        (592,500)
                                                    -------------

   Prudential Financial, Inc. Calls
   @ 30 due Sept 03                        150           (60,000)
   @ 32.5 due Sept 03                      250           (51,250)
   @ 32.5 due Dec 03                       250           (66,250)
   @ 35 due Jan 04                         250           (36,250)
   @ 37.5 due Sept 03                      150            (1,500)
   @ 40 due Jan 04                         200            (5,000)
                                                    -------------
                                                        (220,250)
                                                    -------------



                                      NUMBER OF
                                      CONTRACTS         VALUE
-----------------------------------------------------------------

   Sovereign Bancorp, Inc. Calls
   @ 15 due Jul 03                         500          $(32,500)
   @ 15 due Oct 03                         500           (50,000)
   @ 15 due Jan 04                         250           (32,500)
                                                    -------------
                                                        (115,000)
                                                    -------------

   The Bank of New York Co., Inc. Calls
   @ 22.5 due Oct 03                       200          (126,000)
   @ 25 due Jul 03                         100           (38,000)
   @ 25 due Oct 03                         100           (41,000)
   @ 27.5 due Jul 03                       100           (14,000)
   @ 30 due Jan 04                         500           (85,000)
   @32.5 due Jan 04                        250           (20,000)
                                                    -------------
                                                        (324,000)
                                                    -------------

   The Bear Stearns Cos., Inc. Calls
   @ 65 due Jul 03                          50           (37,500)
   @ 70 due Jul 03                          50           (17,500)
   @ 80 due Oct 03                          50            (8,000)
                                                    -------------
                                                         (63,000)
                                                    -------------

   The Goldman Sachs Group, Inc. Calls
   @ 75 due Oct 03                          50           (52,000)
   @ 80 due Jul 03                         100           (42,000)
   @ 80 due Oct 03                         100           (69,000)
   @ 85 due Oct 03                          50           (19,500)
   @ 85 due Jan 04                         100           (51,000)
                                                    -------------
                                                        (233,500)
                                                    -------------

   The Phoenix Cos., Inc. Calls
   @ 7.5 due Jul 03                        135           (20,250)
   @ 7.5 due Oct 03                         50            (8,750)
   @ 10 due Jul 03                          20              (500)
                                                    -------------
                                                         (29,500)
                                                    -------------

   The PMI Group Inc. Calls
   @ 30 due Sept 03                        400           (32,000)
   @ 30 due Dec 03                         350           (59,500)
   @ 35 due Dec 03                         150            (4,500)
                                                    -------------
                                                         (96,000)
                                                    -------------




THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                      FINANCIAL SERVICES FUND 21

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2003 - (UNAUDITED)
--------------------------------------------------------------------------------

                                      NUMBER OF
                                      CONTRACTS         VALUE
-----------------------------------------------------------------

 CALL OPTIONS WRITTEN  CONTINUED
   Travelers Property Casualty Corp.,
   Class A Calls
   @ 15 due Sept 03                        250          $(36,250)
   @ 17.5 due Sept 03                      500           (12,500)
   @ 17.5 due Dec 03                       750           (41,250)
                                                    -------------
                                                         (90,000)
                                                    -------------

   U.S. Bancorp Calls
   @ 20 due Sept 03                         50           (22,000)
   @ 22.5 due Sept 03                      150           (33,000)
   @ 25 due Dec 03                         300           (37,500)
                                                    -------------
                                                         (92,500)
                                                    -------------

   Willis Group Holdings Ltd Inc. Calls
   @ 35 due Jan 04                         250           (16,250)
   @ 35 due Oct 03                         250            (6,250)
                                                    -------------
                                                         (22,500)
                                                    -------------

TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $3,165,572)                      (5,966,882)
                                                    -------------


-----------------------------------------------------------------
 TOTAL INVESTMENTS  107.88%
 (COST $177,557,011)                                $194,233,390

 CALL OPTIONS WRITTEN  (3.31)%
 (PREMIUMS RECEIVED $3,165,572)                       (5,966,882)

 LIABILITIES, LESS CASH AND OTHER ASSETS  (4.57)%     (8,225,145)
                                                   --------------

 NET ASSETS  100.00%                                $180,041,363
                                                   ==============

-----------------------------------------------------------------

A   THIS SECURITY IS THE COLLATERAL USED IN SECURITY LENDING.
B THE 9.59% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 5.21%.
# AMOUNT REPRESENTS LESS THAN .01% OF NET ASSETS.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

22  FINANCIAL SERVICES FUND

BURNHAM
         MONEY MARKET FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2003 -- UNAUDITED
--------------------------------------------------------------------------------

                                      FACE          AMORTIZED
                                      VALUE           COST
-----------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.85%
CERTIFICATE OF DEPOSIT  5.18%
   Harris Trust & Savings
   1.32% 3/01/04                    $2,000,000        $1,999,934
                                                   --------------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $1,999,934)                                     1,999,934
                                                   --------------

DISCOUNTED COMMERCIAL PAPER  21.97%
   Clipper Receivables Corp.
   1.22% 9/19/03                     1,800,000         1,795,120
   General Electric Capital Corp.
   1.26% 8/06/03                     2,000,000         1,997,480
   Private Export Funding Corp.
   1.03% 11/25/03                    1,900,000         1,892,009
   Societe Generale North America
   1.02% 3/22/04                     1,000,000           992,492
   Special Purpose Accounts
   Receivable Co-op
   1.25% 7/10/03                     1,800,000         1,799,437
                                                   --------------

TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $8,476,538)                                    8,476,538
                                                   --------------

FLOATING RATE NOTES*  3.89%
   Royal Bank of Canada NY
   1.29% 1/28/04                     1,500,000         1,500,000
                                                   --------------

TOTAL FLOATING RATE NOTES
(COST: $1,500,000)                                     1,500,000
                                                   --------------

REPURCHASE AGREEMENT 16.07%
   Citigroup Global Markets
   (collateralized by $6,324,000
   GNMA, 4.00% due 09/29/29,
   delivery value $6,200,198)
   1.15% due 07/01/03                6,200,000         6,200,000
                                                   --------------

TOTAL REPURCHASE AGREEMENT
 (COST: $6,200,000)                                    6,200,000
                                                   --------------

TAXABLE MUNICIPAL COMMERCIAL PAPER*  4.66%
   Tennessee School Board Authority,
   (LOC: Westdeutsche Landesbank)
   1.28% 7/10/03                     1,800,000         1,800,000
                                                   --------------

TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST: $1,800,000)                                     1,800,000
                                                   --------------


                                      FACE          AMORTIZED
                                      VALUE           COST
-----------------------------------------------------------------


U.S. GOVERNMENT DISCOUNT NOTE 5.14%
   Federal Home Loan Mortgage Corp.
   1.30% 1/29/04                    $2,000,000        $1,984,771
                                                   --------------

TOTAL U.S. GOVERNMENT DISCOUNT NOTE
(COST: $1,984,771)                                     1,984,771
                                                   --------------

VARIABLE RATE DEMAND NOTES*  35.16%
   B&V Land Co., L.L.C.,
   (LOC: First Michigan)
   1.28% 9/01/27                       900,000           900,000
   Columbus, GA Development
   Authority Revenue,
   (LOC: Bank of Nova Scotia)
   1.15% 12/01/19                    1,450,000         1,450,000
   FE, L.L.C.,
   (LOC: Bank One)
   1.10% 4/01/28                     1,800,000         1,800,000
   Gilead Friends Church
   (LOC: Fifth Third Bank)
   1.15% 10/01/17                    1,000,000         1,000,000
   Illinois Development Finance
   Authority (Harbortown),
   (LOC: LaSalle National Bank)
   1.12% 12/01/20                    1,600,000         1,600,000
   JDV L.L.C.,
   (LOC: Michigan National Bank)
   1.28% 7/01/27                       900,000           900,000
   Maximum Principal
   Amount Camcairn I,
   (LOC: Firstar Bank)
   1.12% 10/01/21                    2,000,000         2,000,000
   New York City, New York Industrial
   Development Authority Revenue,
   Series C,
   (LOC: Bank of New York)
   1.85% 5/01/08                       450,000           450,000
   Ordeal Properties, L.L.C.,
   (LOC: Key Bank)
   1.15% 10/01/12                    1,660,000         1,660,000
   Shepherd Capital, L.L.C.,
   (LOC: First of America)
   1.14% 9/15/47                       965,000           965,000
   The Wilmington Iron & Metal
   Co., (LOC: Bank One)
   1.15% 8/01/14                       840,000           840,000
                                                   --------------

TOTAL VARIABLE RATE DEMAND NOTES
(COST: $13,565,000)                                   13,565,000
                                                   --------------



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                            MONEY MARKET FUND 23

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2003 -- UNAUDITED
--------------------------------------------------------------------------------

                                      FACE          AMORTIZED
                                      VALUE           COST
-----------------------------------------------------------------

SHORT-TERM INSTRUMENTS  CONTINUED
YANKEE CERTIFICATE OF DEPOSIT  7.78%
   Abbey National PLC
   1.91% 10/21/03                   $2,000,000        $2,000,061
   Union Bank Switzerland
   1.10% 3/15/04                     1,000,000           999,912
                                                   --------------

TOTAL YANKEE CERTIFICATE OF DEPOSIT
(COST: $2,999,973)                                     2,999,973
                                                   --------------

TOTAL SHORT-TERM INSTRUMENTS
(COST: $38,526,216)                                   38,526,216
                                                   --------------


 TOTAL INVESTMENTS  99.85%
 (COST $38,526,216)                                  $38,526,216

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.15%           55,957
                                                   --------------

 NET ASSETS  100.00%                                 $38,582,173
                                                   --------------

* THE INTEREST RATES DISCLOSED FOR VARIABLE DEMAND NOTES, FLOATING RATE NOTES AND THE TAXABLE MUNICIPAL COMMERCIAL PAPER ARE THE CURRENT RATES IN EFFECT FOR JUNE 30, 2003.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

24  MONEY MARKET FUND

BURNHAM
         U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2003 -- UNAUDITED
--------------------------------------------------------------------------------

                                      FACE          AMORTIZED
                                      VALUE           COST
-----------------------------------------------------------------

SHORT-TERM INSTRUMENTS  102.55%B
U.S. TREASURY OBLIGATIONS  53.01%
   U.S. Treasury Bills
   0.61% 7/03/03                 $30,000,000       $29,999,000
   0.68% 7/03/03                  10,000,000         9,999,628
   U.S. Treasury Notes
   3.88% 7/31/03                   9,000,000         9,016,061
   5.75% 8/15/03                   4,000,000         4,019,555
   2.75% 9/30/039                  4,000,000         4,009,657
   4.25% 11/15/03                  3,000,000         3,027,341
   3.00% 11/30/03                  3,000,000         3,018,171
   3.00% 1/31/04                   3,000,000         3,028,267
   3.38% 4/30/04                   4,000,000         4,069,205
   3.25% 5/31/04                   7,000,000         7,130,435
   2.88% 6/30/04                   5,000,000         5,091,579
                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST: $82,408,899)                                 82,408,899
                                                  -------------

INSTITUTIONAL MONEY MARKET TRUST  2.64%
   PNC Bank Institutional
   Money Market Trust
   1.20%a                          4,105,000         4,105,000
                                                  -------------

TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $4,105,000)                                   4,105,000
                                                  -------------

                                      FACE          AMORTIZED
                                      VALUE           COST
-----------------------------------------------------------------

REPURCHASE AGREEMENTS 46.90%
   Citigroup Global Markets
   (collateralized by $30,600,000
   GNMA, 4.00% due 9/20/29,
   delivery value $30,000,958)
   1.15% 7/01/03                 $30,000,000       $30,000,000

   Goldman Sachs
   (collateralized by $43,758,844
   U.S. Treasury Bond, 8.125%
   due 8/15/19,
   delivery value $42,901,311)
   1.10% 7/01/03                  42,900,000        42,900,000
                                                  -------------

TOTAL REPURCHASE AGREEMENT
 (COST: $72,900,000)                                72,900,000
                                                  -------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $159,413,899)                              159,413,899
                                                  -------------


----------------------------------------------------------------
 TOTAL INVESTMENTS  102.55%
 (COST $159,413,899)                              $159,413,899

 LIABILITIES, LESS CASH AND OTHER ASSETS  (2.55)%   (3,970,215)
                                                  -------------

 NET ASSETS  100.00%                              $155,443,684
                                                  =============

----------------------------------------------------------------

A   THIS SECURITY IS THE COLLATERAL USED IN SECURITY LENDING.
B THE 102.55% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 99.91%.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.


                                              U.S. TREASURY MONEY MARKET FUND 25

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2003 -- UNAUDITED
--------------------------------------------------------------------------------

                                                                              BURNHAM             BURNHAM             BURNHAM
                                                           BURNHAM       FINANCIAL SERVICES     MONEY MARKET        U.S. TREASURY
                                                             FUND               FUND                FUND           MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
     Investments at Cost                                 $127,906,023        $177,557,011          $38,526,216         $86,513,899
     Repurchase agreement                                          --                  --                   --          72,900,000
     Net unrealized appreciation                           22,589,042          16,676,379                   --                  --
                                                         ---------------------------------------------------------------------------
     Total investments at value*                          150,495,065         194,233,390           38,526,216         159,413,899
   Cash in bank                                                 2,185               1,288               20,727               7,348
   Dividends and interest receivable                          156,298             148,473               62,803             366,139
   Receivable for capital stock sold                            9,949           1,475,907               26,198                 --
   Receivable for investments sold                          3,950,751           9,332,230                   --                  --
   Receivable from investment advisor 5                            --                  --                6,406                  --
   Prepaid expenses                                             6,505               4,198                3,923               6,776
   Other assets                                                    --              10,235                   --                  --
                                                         ---------------------------------------------------------------------------
   Total assets                                           154,620,753         205,205,721           38,646,273         159,794,162
                                                         ---------------------------------------------------------------------------
LIABILITIES
   Collateral on securities loaned, at value 9             26,602,550           7,885,170                   --           4,105,000
   Payable for dividend declared                               32,865                  --                4,442              27,978
   Payable for fund shares purchased                               --             334,414                   --                  --
   Payable for investments purchased                        2,803,606          10,779,061                   --                  --
   Payable for capital stock redeemed                          73,829                  --                   --               7,595
   Payable for options written** 6                            196,500           5,966,882                   --                  --
   Payable for auditing fees                                    8,216                  --               10,494              26,117
   Payable for fund accounting fees                             2,858                  --                   --                  --
   Payable for administration fees 1                           15,513              20,547                4,774              18,516
   Payable for investment advisory fees 2                      64,063             105,654               14,544              49,270
   Payable to investment advisor 5                                 --              26,198                   --                  --
   Payable for distribution fees and service fees 3            29,772              46,432                   --                  --
   Payable for registration fees                                   --                  --                   --               6,779
   Payable for printing fees                                       --                  --                   --               4,000
   Payable for custody fees                                        --                  --                3,809              13,757
   Payable for transfer agent fees                             43,321                                   20,210              46,740
   Accrued expenses and other payables                          4,236                  --                5,827              44,726
                                                         ---------------------------------------------------------------------------
   Total liabilities                                       29,877,329          25,164,358               64,100           4,350,478
                                                         ---------------------------------------------------------------------------
NET ASSETS                                               $124,743,424        $180,041,363          $38,582,173        $155,443,684
                                                         ===========================================================================
ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                       $102,662,019        $153,760,699          $38,580,601        $155,443,055
   Accumulated net realized gain/(loss) on investments       (545,660)         12,361,822                1,392                 379
   Undistributed net investment income                         60,831              43,773                  180                 250
   Net unrealized appreciation of investments
   and written options                                     22,566,234          13,875,069                   --                  --
                                                         ---------------------------------------------------------------------------
                                                         $124,743,424        $180,041,363          $38,582,173        $155,443,684
                                                         ===========================================================================

BY SHARE CLASS:
   NET ASSETS
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                              $120,047,414        $159,674,085          $38,582,173        $155,443,684
   Class B:                                                $4,696,010         $20,367,278
   NAV 4
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                                    $24.92              $21.29                $1.00               $1.00
   Class B:                                                    $25.33              $20.81
   CAPITAL SHARES OUTSTANDING 8
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                                 4,817,823           7,500,549           38,580,806         155,443,055
   Class B:                                                   185,376             978,661

  * THE INVESTMENTS AT MARKET VALUE INCLUDE SECURITIES OUT ON LOAN FOR THE FOLLOWING AMOUNTS: BURNHAM FUND $25,647,737,
    BURNHAM FINANCIAL SERVICES FUND $7,588,827, AND BURNHAM U.S. TREASURY MONEY MARKET FUND $4,020,004.
 ** THE PAYABLES FOR OPTIONS WRITTEN INCLUDE PREMIUMS RECEIVED FOR THE FOLLOWING
    AMOUNTS: BURNHAM FUND $173,692, AND BURNHAM FINANCIAL SERVICES FUND $3,165,572.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

26 ASSETS & LIABILITIES

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2003  UNAUDITED
--------------------------------------------------------------------------------

                                                                                BURNHAM             BURNHAM           BURNHAM
                                                           BURNHAM        FINANCIAL SERVICES     MONEY MARKET      U.S. TREASURY
                                                             FUND                FUND                FUND         MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                   $885,091         $1,048,292         $         --         $        --
   Interest                                                     227,700             39,775              282,856             937,550
   Securities lending 9                                          15,807              5,083                   --               3,870
                                                         ---------------------------------------------------------------------------
   Total income                                               1,128,598          1,093,150              282,856             941,420
                                                         ---------------------------------------------------------------------------
EXPENSES
   Administration fees1                                          88,724             92,383               31,083             105,445
   Investment advisory fees 2                                   354,898            466,919               93,249             281,270
   Service fees (Class B) 3                                       5,726             15,938                   --                  --
   Distribution fees (Class A) 3                                142,149            139,701                   --                  --
   Distribution fees (Class B) 3                                 17,176             47,815                   --                  --
   Transfer agent fees                                           73,888             58,515               21,572              50,259
   Audit and legal fees                                          27,481             40,218               23,021              31,375
   Reports to shareholders                                       22,564             32,728                3,472              14,876
   Trustees' fees and expenses                                   10,413             11,405               12,149              15,165
   Custodian fees                                                12,570             18,104                6,414              11,569
   Registration fees and expenses                                19,936             17,851                5,703              12,892
   Fund accounting expenses                                      18,087             20,769               17,853              21,095
   Miscellaneous expenses                                        26,054             22,837               10,741              66,220
                                                         ---------------------------------------------------------------------------
   Total expenses before recovery                               819,666            985,183              225,257             610,166
   Plus net voluntary recovery/(reimbursement) by advisor 5       7,526             64,194              (24,255)              9,441
                                                         ---------------------------------------------------------------------------
   Total expenses after recovery/(reimbursement)                827,192          1,049,377              201,002             619,607
                                                         ---------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $301,406            $43,773              $81,854            $321,813
                                                         ===========================================================================

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND WRITTEN OPTIONS

REALIZED GAIN FROM SECURITIES AND
WRITTEN OPTIONS TRANSACTIONS: 6
   Proceeds from sales of securities                        $54,178,328       $125,218,296        $          --        $101,977,683
   Cost of securities sold                                  (53,192,237)      (114,691,373)                  --        (101,977,304)
                                                         ---------------------------------------------------------------------------
   Total realized gain on investments                           986,091         10,526,923                   --                 379
                                                         ---------------------------------------------------------------------------
   Realized gain from written options transactions6             213,885            694,886                   --                  --
                                                         ---------------------------------------------------------------------------
   Net realized gain from securities and
   written options transactions                               1,199,976         11,221,809                   --                 379
                                                         ---------------------------------------------------------------------------

UNREALIZED APPRECIATION ON INVESTMENTS AND
WRITTEN OPTIONS TRANSACTIONS:
   Beginning of period                                       13,468,634          5,426,199                   --                  --
   End of period                                             22,566,234         13,875,069                   --                  --
                                                         ---------------------------------------------------------------------------
   Net unrealized appreciation of investments
   and written options transactions                           9,097,600          8,448,870                   --                  --
                                                         ---------------------------------------------------------------------------
   Net realized and unrealized gain on investments
   and written options transactions                          10,297,576         19,670,679                   --                 379
                                                         ---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                   $10,598,982        $19,714,452              $81,854            $322,192
                                                         ===========================================================================

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                                   OPERATIONS 27

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          BURNHAM FUND
                                                                                      ----------------------------------------------
                                                                                       FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                                                            JUNE 30, 2003             DECEMBER 31,
                                                                                             (UNAUDITED)                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                                                                      $301,406                  $1,076,701
   Net realized gain/(loss) from securities and written options transactions                 1,199,976                    (138,320)
   Unrealized appreciation/(depreciation) of investments                                     9,097,600                 (38,811,872)
                                                                                         -------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                          10,598,982                 (37,873,491)
                                                                                         -------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                                             (240,575)                   (926,321)
   Class B shares                                                                                   --                          --
                                                                                         -------------------------------------------
                                                                                              (240,575)                   (926,321)
                                                                                         -------------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS AND WRITTEN OPTIONS
TRANSACTIONS:
   Class A shares                                                                                   --                  (2,919,444)
   Class B shares                                                                                   --                    (130,805)
                                                                                         -------------------------------------------
                                                                                                    --                  (3,050,249)
                                                                                         -------------------------------------------
   Total distributions to shareholders                                                        (240,575)                 (3,976,570)
                                                                                         -------------------------------------------

CAPITAL SHARE TRANSACTIONS
NET PROCEEDS FROM SALE OF SHARES
   Class A shares                                                                            2,800,591                  21,354,892
   Class B shares                                                                              195,316                   1,017,205

NET ASSET VALUE OF SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DIVIDENDS
   Class A shares                                                                              207,898                   3,404,902
   Class B shares                                                                                   --                      94,888

COST OF SHARES REDEEMED
   Class A shares                                                                           (7,141,157)                (29,013,493)
   Class B shares                                                                             (805,540)                 (1,944,971)
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets derived from capital share transactions                (4,742,892)                 (5,086,577)
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets for the period                                          5,615,515                 (46,936,638)

NET ASSETS
   Beginning of period                                                                     119,127,909                 166,064,547
                                                                                         -------------------------------------------
END OF PERIOD                                                                             $124,743,424                $119,127,909
                                                                                         ===========================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                                             $60,831                         $--
                                                                                         ===========================================
OTHER INFORMATION - SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                                                 122,396                     768,712
   Shares issued for reinvestments                                                               8,343                     137,072
   Shares redeemed                                                                            (311,349)                 (1,077,019)
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                       (180,610)                   (171,235)
                                                                                         ===========================================
CLASS B
   Shares Sold                                                                                   8,021                      36,464
   Shares issued for reinvestments                                                                  --                       3,732
   Shares redeemed                                                                             (34,509)                    (72,144)
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                        (26,488)                    (31,948)
                                                                                         ===========================================

                                                                                               BURNHAM FINANCIAL SERVICES FUND
                                                                                      ----------------------------------------------
                                                                                      FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                                                           JUNE 30, 2003             DECEMBER 31,
                                                                                            (UNAUDITED)                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                                                                        $43,773                 $186,699
   Net realized gain/(loss) from securities and written options transactions                 11,221,809                2,229,186
   Unrealized appreciation/(depreciation) of investments                                      8,448,870                4,078,206
                                                                                         -------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                           19,714,452                6,494,091
                                                                                         -------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                                                    --                 (186,699)
   Class B shares                                                                                    --                       --
                                                                                         -------------------------------------------
                                                                                                     --                 (186,699)
                                                                                         -------------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS AND WRITTEN OPTIONS
TRANSACTIONS:
   Class A shares                                                                                    --                 (636,982)
   Class B shares                                                                                    --                  (78,780)
                                                                                         -------------------------------------------
                                                                                                     --                 (715,762)
                                                                                         -------------------------------------------
   Total distributions to shareholders                                                               --                 (902,461)
                                                                                         -------------------------------------------

CAPITAL SHARE TRANSACTIONS
NET PROCEEDS FROM SALE OF SHARES
   Class A shares                                                                           110,505,988               77,188,425
   Class B shares                                                                            11,493,156                6,409,130

NET ASSET VALUE OF SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DIVIDENDS
   Class A shares                                                                                    --                  775,928
   Class B shares                                                                                    --                   61,989

COST OF SHARES REDEEMED
   Class A shares                                                                           (40,523,864)             (34,834,868)
   Class B shares                                                                            (1,252,050)              (1,364,034)
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets derived from capital share transactions                 80,223,230               48,236,570
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets for the period                                          99,937,682               53,828,200

NET ASSETS
   Beginning of period                                                                       80,103,681               26,275,481
                                                                                         -------------------------------------------
END OF PERIOD                                                                              $180,041,363              $80,103,681
                                                                                         ===========================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                                              $43,773                      $--
                                                                                         ===========================================
OTHER INFORMATION - SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                                                5,604,922                4,388,911
   Shares issued for reinvestments                                                                   --                   43,079
   Shares redeemed                                                                           (2,027,893)              (2,009,071)
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                       3,577,029                2,422,919
                                                                                         ===========================================
CLASS B
   Shares Sold                                                                                  588,860                  368,375
   Shares issued for reinvestments                                                                   --                    3,530
   Shares redeemed                                                                              (66,431)                 (80,241)
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                         522,429                  291,664
                                                                                         ===========================================

                                                                                                   BURNHAM MONEY MARKET FUND
                                                                                      ----------------------------------------------
                                                                                       FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                                                            JUNE 30, 2003             DECEMBER 31,
                                                                                             (UNAUDITED)                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                                                                        $81,854                 $407,973
   Net realized gain/(loss) from securities and written options transactions                         --                    1,392
   Unrealized appreciation/(depreciation) of investments                                             --                       --
                                                                                         -------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                               81,854                  409,365
                                                                                         -------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                                               (81,854)                (407,973)
   Class B shares                                                                                                             --
                                                                                         -------------------------------------------
                                                                                                (81,854)                (407,973)
                                                                                         -------------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS AND WRITTEN OPTIONS
TRANSACTIONS:
   Class A shares                                                                                    --                       --
   Class B shares                                                                                    --                       --
                                                                                         -------------------------------------------
                                                                                                     --                       --
                                                                                         -------------------------------------------
   Total distributions to shareholders                                                          (81,854)                (407,973)
                                                                                         -------------------------------------------

CAPITAL SHARE TRANSACTIONS
NET PROCEEDS FROM SALE OF SHARES
   Class A shares                                                                            27,477,197               52,134,762
   Class B shares                                                                                    --                       --

NET ASSET VALUE OF SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DIVIDENDS
   Class A shares                                                                                77,401                  407,492
   Class B shares                                                                                    --                       --

COST OF SHARES REDEEMED
   Class A shares                                                                           (28,899,494)             (65,365,866)
   Class B shares                                                                                    --                       --
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets derived from capital share transactions                 (1,344,896)             (12,823,612)
                                                                                         -------------------------------------------
   Increase/(decrease) in net assets for the period                                          (1,344,896)             (12,822,220)

NET ASSETS
   Beginning of period                                                                       39,927,069               52,749,289
                                                                                         -------------------------------------------
END OF PERIOD                                                                               $38,582,173              $39,927,069
                                                                                         ===========================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                                                 $180                     $180
                                                                                         ===========================================
OTHER INFORMATION - SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                                               27,477,197               52,134,762
   Shares issued for reinvestments                                                               77,401                  407,492
   Shares redeemed                                                                          (28,899,494)             (65,365,866)
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                      (1,344,896)             (12,823,612)
                                                                                         ===========================================
CLASS B
   Shares Sold                                                                                       --                       --
   Shares issued for reinvestments                                                                   --                       --
   Shares redeemed                                                                                   --                       --
                                                                                         -------------------------------------------
NET INCREASE/(DECREASE)                                                                              --                       --
                                                                                         ===========================================



                                                                                          BURNHAM U.S. TREASURY MONEY MARKET FUND
                                                                                   -------------------------------------------------
                                                                                    FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                                                         JUNE 30, 2003               DECEMBER 31,
                                                                                          (UNAUDITED)                    2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                                                                      $321,813                $1,397,813
   Net realized gain/(loss) from securities and written options transactions                       379                        --
   Unrealized appreciation/(depreciation) of investments                                            --                        --
                                                                                        ------------------------------------------
   Net increase/(decrease) in net assets resulting from operations                             322,192                 1,397,813
                                                                                        ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                                             (321,813)               (1,397,813)
   Class B shares                                                                                                             --
                                                                                        ------------------------------------------
                                                                                              (321,813)               (1,397,813)
                                                                                        ------------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS AND WRITTEN OPTIONS
TRANSACTIONS:
   Class A shares                                                                                   --                        --
   Class B shares                                                                                   --                        --
                                                                                        ------------------------------------------
                                                                                                    --                        --
                                                                                        ------------------------------------------
   Total distributions to shareholders                                                        (321,813)               (1,397,813)
                                                                                        ------------------------------------------

CAPITAL SHARE TRANSACTIONS
NET PROCEEDS FROM SALE OF SHARES
   Class A shares                                                                           55,026,026               116,954,382
   Class B shares                                                                                   --                        --

NET ASSET VALUE OF SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DIVIDENDS
   Class A shares                                                                              293,830                 1,396,946
   Class B shares                                                                                   --                        --

COST OF SHARES REDEEMED
   Class A shares                                                                          (39,341,307)             (118,905,500)
   Class B shares                                                                                   --                        --
                                                                                        ------------------------------------------
   Increase/(decrease) in net assets derived from capital share transactions                15,978,549                  (554,172)
                                                                                        ------------------------------------------
   Increase/(decrease) in net assets for the period                                         15,978,928                  (554,172)

NET ASSETS
   Beginning of period                                                                     139,464,756               140,018,928
                                                                                        ------------------------------------------
END OF PERIOD                                                                             $155,443,684              $139,464,756
                                                                                        ==========================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                                                $250                      $250
                                                                                        ==========================================
OTHER INFORMATION - SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                                              55,026,026               116,954,382
   Shares issued for reinvestments                                                             293,830                 1,396,946
   Shares redeemed                                                                         (39,341,307)             (118,905,500)
                                                                                        ------------------------------------------
NET INCREASE/(DECREASE)                                                                     15,978,549                  (554,172)
                                                                                        ==========================================
CLASS B
   Shares Sold                                                                                      --                        --
   Shares issued for reinvestments                                                                  --                        --
   Shares redeemed                                                                                  --                        --
                                                                                        ------------------------------------------
NET INCREASE/(DECREASE)                                                                             --                        --
                                                                                        ==========================================


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGES 34.

28, 29  CHANGES IN NET ASSETS

BURNHAM FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                  FOR THE SIX
                                 MONTHES ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                 JUNE 30, 2003   ----------------------------------------------
                                  (UNAUDITED)    2002       2001      2000      1999       1998
------------------------------------------------------------------------------------------------
 PER SHARE DATA                                            CLASS A SHARES
 NET ASSET VALUE:
   Beginning of period ($)           22.85      30.65       38.70    41.71     34.31      30.04

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)       0.01       0.21        0.22     0.05      0.06       0.25
   Net gains/(loss) on securities
   and options (both
   realized and unrealized)           2.11      (7.25)      (5.67)    0.88     10.52       5.97
                                     -----------------------------------------------------------
   Total from investment operations   2.12      (7.04)      (5.45)    0.93     10.58       6.22

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)      (0.05)     (0.18)      (0.21)   (0.03)    (0.10)     (0.32)
   Distributions from capital gains
   (from securities and
   options transactions)              --        (0.58)      (2.39)   (3.91)    (3.08)     (1.63)

 Total distributions                 (0.05)     (0.76)      (2.60)   (3.94)    (3.18)     (1.95)
                                     -----------------------------------------------------------
 NET ASSET VALUE: End of period ($)  24.92      22.85       30.65    38.70     41.71      34.31
                                     ===========================================================

 TOTAL RETURN (%)*                    9.28     (23.14)     (14.26)    2.07     32.71      22.08
                                     -----------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)           120,047    114,199     158,459  194,565   193,092    156,73
                                     -----------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%) 5             1.37++     1.39        1.37     1.34      1.34       1.30
                                     -----------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%) 5             1.36++     1.39        1.23     1.39      1.44       1.32
                                     -----------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)               0.54++     0.78        0.64     0.12      0.12       0.80
                                     -----------------------------------------------------------
 Portfolio turnover rate (%)          51.6       94.1        68.4     49.6      42.2       54.7
                                     -----------------------------------------------------------


                                  FOR THE SIX
                                 MONTHES ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                 JUNE 30, 2003   ----------------------------------------------
                                  (UNAUDITED)    2002       2001      2000      1999       1998
------------------------------------------------------------------------------------------------

 PER SHARE DATA                                                 CLASS B SHARES
 NET ASSET VALUE:
   Beginning of period ($)            23.27      31.19     39.36     42.66     35.21       30.75

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)       (0.03)      0.01     (0.03)    (0.23)    (0.17)       0.03
   Net gains/(loss) on securities
   and options (both
   realized and unrealized)            2.09      (7.35)    (5.75)     0.84     10.70        6.12
                                     ------------------------------------------------------------
   Total from investment operations    2.06      (7.34)    (5.78)     0.61     10.53        6.15

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)        --         --        --         --       --         (0.06)
   Distributions from capital gains
   (from securities and
   options transactions)               --        (0.58)    (2.39)    (3.91)   (3.08)       (1.63)

 Total distributions                   --        (0.58)    (2.39)    (3.91)   (3.08)       (1.69)
                                     ------------------------------------------------------------
 NET ASSET VALUE: End of period ($)   25.33      23.27     31.19     39.36    42.66        35.21
                                     ============================================================

 TOTAL RETURN (%)*                     8.85     (23.69)   (14.88)     1.26    31.60        21.16
                                     ------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)              4,696      4,929     7,605     7,158    5,101       2,408
                                     ------------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%) 5              2.12++     2.13      2.12      2.09     2.09         2.08
                                     ------------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%) 5              2.11++     2.13      1.98      2.14     2.20         2.18
                                     ------------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)               (0.12)++    0.05     (0.11)    (0.63)   (0.63)        0.03
                                     ------------------------------------------------------------
 Portfolio turnover rate (%)           51.6       94.1      68.4      49.6     42.2         54.7
                                     ------------------------------------------------------------

  * THE TOTAL RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
    TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
 ++ ANNUALIZED.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

30  BURNHAM FUND

BURNHAM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                          FOR THE SIX         FOR THE YEAR             FOR THE
                                         MONTHS ENDED        ENDED DECEMBER 31,      PERIOD ENDED
                                         JUNE 30, 2003    -----------------------    DECEMBER 31,
                                          (UNAUDITED)     2002     2001      2000        1999*
----------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                 CLASS A SHARES
 NET ASSET VALUE:
   Beginning of period ($)                   18.33        15.80    13.93      9.79       10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)               0.01         0.08++   0.18++    0.06        0.02
   Net gain/(loss) on securities and
   options (both realized and unrealized)     2.95         2.69     3.79      4.99       (0.21)
                                          ----------------------------------------------------------
   Total from investment operations           2.96         2.77     3.97      5.05       (0.19)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)               --          (0.05)   (0.13)    (0.06)      (0.02)
   Distributions from capital gains
   (from securities and
   options transactions)                      --          (0.19)   (1.97)    (0.85)       --
                                          ----------------------------------------------------------
   Total distributions                        --          (0.24)   (2.10)    (0.91)      (0.02)
                                          ----------------------------------------------------------
 NET ASSET VALUE: End of period ($)          21.29        18.33    15.80     13.93        9.79
                                          ==========================================================
 TOTAL RETURN (%)**                          16.15        17.55    29.28     52.78       (1.90)
                                          ----------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                  159,674       71,903   23,710     7,964       2,983
                                          ----------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%) 5                     1.60++       1.60     1.60      1.60        1.60++
                                          ----------------------------------------------------------
 Ratio of total expenses before
 reimbursement/recovery to
 average net assets (%) 5                     1.50++       1.60     1.95      4.16        7.42++
                                          ----------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                       0.15++       0.47     1.12      0.81        0.69++
                                          ----------------------------------------------------------
 Portfolio turnover rate (%)                 103.1        219.6    535.4     327.5        89.6
                                          ----------------------------------------------------------


                                            FOR THE SIX         FOR THE YEAR             FOR THE
                                           MONTHS ENDED        ENDED DECEMBER 31,      PERIOD ENDED
                                           JUNE 30, 2003    -----------------------    DECEMBER 31,
                                            (UNAUDITED)     2002     2001      2000        1999*
-----------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                 CLASS B SHARES
 NET ASSET VALUE:
   Beginning of period ($)                     17.97        15.59    13.82      9.75       10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                (0.06)       (0.05)++  0.06++    0.01       (0.00)+
   Net gain/(loss) on securities and
   options (both realized and unrealized)       2.90         2.62     3.75      4.91       (0.25)
                                         ------------------------------------------------------------
   Total from investment operations             2.84         2.57     3.81      4.92       (0.25)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 0.00         --      (0.07)     --         --
   Distributions from capital gains
   (from securities and
   options transactions)                        0.00        (0.19)   (1.97)    (0.85)      --
                                         ------------------------------------------------------------
   Total distributions                          0.00        (0.19)   (2.04)    (0.85)      --
                                         ------------------------------------------------------------
 NET ASSET VALUE: End of period ($)            20.81        17.97    15.59     13.82        9.75
                                         ============================================================
 TOTAL RETURN (%)**                            15.80        16.50    28.38     51.62       (2.50)
                                         ------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                    20,367         8,201    2,565      116          56
                                         ------------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%) 5                       2.35++       2.34     2.34      2.35        2.35++
                                         ------------------------------------------------------------
 Ratio of total expenses before
 reimbursement/recovery to
 average net assets (%) 5                       2.24++       2.34     2.70      4.91        8.17++
                                         ------------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                        (0.60)++     (0.27)    0.37      0.06       (0.06)++
                                         ------------------------------------------------------------
 Portfolio turnover rate (%)                   103.1        219.6    535.4     327.5        89.6
                                         ------------------------------------------------------------

   * THE BURNHAM FINANCIAL SERVICES FUND COMMENCED OPERATIONS ON JUNE 7, 1999.
  ** TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 01/01/03 - 06/30/03 AND 6/07/99 - 12/31/99.
     TOTAL RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
     TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
   + LESS THAN ($0.01) PER SHARE.
  ++ ANNUALIZED.
  ++ PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

                                                      FINANCIAL SERVICES FUND 31

BURNHAM MONEY MARKET FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             FOR THE SIX                                          FOR THE
                                            MONTHS ENDED    FOR THE YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                            JUNE 30, 2003 -----------------------------------   DECEMBER 31,
                                             (UNAUDITED)     2002         2001         2000         1999*
------------------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       1.00         1.00         1.00         1.00         1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.002        0.010        0.033        0.055        0.028
   Net realized gain on securities                           --           --           0.000+       0.000+
                                            ----------------------------------------------------------------
   Total from investment operations             0.002        0.010        0.033        0.055        0.028

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                (0.002)      (0.010)      (0.033)      (0.055)      (0.028)
   Distributions from capital gains
   (from short-term securities
   transactions)                                             --           --           --          (0.000)+
                                            ----------------------------------------------------------------
   Total distributions                         (0.002)      (0.010)      (0.033)      (0.055)      (0.028)
                                            ----------------------------------------------------------------
 NET ASSET VALUE: End of period ($)              1.00         1.00         1.00         1.00         1.00
                                            ================================================================
 TOTAL RETURN (%)**                              0.20         1.00         3.36         5.66         2.97
                                            ----------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                      38,582       39,927       52,749       53,150       32,911
                                            ----------------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%) 5                        0.97++       0.97         0.97         0.97         0.88++
                                            ----------------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%) 5                        1.09++       1.15         0.94         1.12         1.14++
                                            ----------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                  0.40++       0.99         3.36         5.52         4.58++
                                            ----------------------------------------------------------------

   * THE BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.
  ** TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 01/01/03 - 06/30/2003 AND 5/03/99 - 12/31/99
     TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
   + LESS THAN $0.001 PER SHARE.
  ++ ANNUALIZED.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.

32  MONEY MARKET FUND

BURNHAM U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             FOR THE SIX                                          FOR THE
                                            MONTHS ENDED    FOR THE YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                            JUNE 30, 2003 -----------------------------------   DECEMBER 31,
                                             (UNAUDITED)     2002         2001         2000         1999*
------------------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       1.00         1.00         1.00         1.00         1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.002        0.010        0.032        0.053        0.010
                                            ----------------------------------------------------------------
   Total from investment operations             0.002        0.010        0.032        0.053        0.010

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                (0.002)      (0.010)      (0.032)      (0.053)      (0.010)
                                            ----------------------------------------------------------------
   Total distributions                         (0.002)      (0.010)      (0.032)      (0.053)      (0.010)
                                            ----------------------------------------------------------------
 NET ASSET VALUE: End of period ($)              1.00         1.00         1.00         1.00         1.00
                                            ================================================================

 TOTAL RETURN (%)**                              0.23         1.00         3.28         5.57         1.01
                                            ----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                     155,444      139,465      140,019      133,846       83,382
                                            ----------------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%) 5                        0.88+        0.90         0.87         0.86         0.75+
                                            ----------------------------------------------------------------
 Ratio of total expenses
 before net recovery to
 average net assets (%) 5                        0.88+        0.89         0.83         0.88         0.86+
                                            ----------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                  0.46+        1.00         3.19         5.39         4.66+
                                            ----------------------------------------------------------------

   * THE BURNHAM U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13, 1999.
  ** TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 01/01/03 - 06/30/03 AND 10/13/99 - 12/31/99.
     TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
   + ANNUALIZED.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 34.


                                              U.S. TREASURY MONEY MARKET FUND 33

NOTES TO FINANCIAL STATEMENTS

ADMINISTRATIVE FEES

1. BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND, BURNHAM MONEY MARKET FUND AND BURNHAM U.S. TREASURY MONEY MARKET FUND PAY THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGE OF AVERAGE DAILY NET ASSETS).

MANAGEMENT FEES

2. BURNHAM ASSET MANAGEMENT CORP. SERVES AS THE ADVISOR TO THE FUNDS. THE ADVISOR IS ENTITLED TO A MONTHLY FEE AT AN ANNUAL RATE BASED UPON A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH FUND AT THE FOLLOWING
   RATES:

   BURNHAM FUND                                               0.60%
   BURNHAM FINANCIAL SERVICES FUND                            0.75%
   BURNHAM MONEY MARKET FUND                                  0.45%
   BURNHAM U.S. TREASURY MONEY MARKET FUND                    0.40%

DISTRIBUTION FEES

3. BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND PAY THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND ALSO PAY A SERVICE FEE OF 0.25% FOR CLASS B SHARES.

   DURING THE YEAR, THE DISTRIBUTOR EARNED $186,786 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE BURNHAM FUND PORTFOLIO, AND $155,981 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE BURNHAM FINANCIAL SERVICES FUND PORTFOLIO.

   THE DISTRIBUTOR ALSO RECEIVED FOR THE BURNHAM FUND, $2,110 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES AND $24,048 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

   THE DISTRIBUTOR ALSO RECEIVED FOR THE BURNHAM FINANCIAL SERVICES FUND, $73,080 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES AND RECEIVED THE FOLLOWING FOR CDSC PAYMENTS:

   CLASS A      $ 75,210
   CLASS B      $ 51,686

4. FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE WAS $26.23 AND $22.41 FOR THE BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND, RESPECTIVELY. THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

EXPENSES

5. THE ADVISOR CURRENTLY LIMITS THE FUNDS' TOTAL EXPENSES TO THE FOLLOWING RATES BASED ON AVERAGE NET ASSETS FOR CLASS A AND CLASS B:

                                                    CLASS A  CLASS B
                                                    -------  -------
BURNHAM FUND                                         1.39%*   2.14%*
BURNHAM FINANCIAL SERVICES FUND                      1.60%    2.35%
BURNHAM MONEY MARKET FUND                            0.97%     N/A

* (THE BURNHAM FUND INTENDS TO CONTINUE TO WAIVE AND/OR REIMBURSE CERTAIN EXPENSES TO THE EXTENT REQUIRED TO REDUCE EXPENSES TO 1.39% AND 2.14%. THE FUND IS NOT LIMITED TO THESE EXPENSE RATIOS.)

   THIS LIMIT IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DISCONTINUE IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUNDS BY THE ADVISOR SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUNDS ARE ABLE TO EFFECT SUCH REIMBURSEMENTS AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. FOR THE PERIOD ENDED JUNE 30, 2003, THE ADVISOR'S NET RECOUPMENT OR NET REIMBURSEMENT IS AS FOLLOWS:

                                NET         NET       SUBJECT TO
                            RECOUPMENT  REIMBURSEMENT RECOUPMENT
                            ----------  ------------- ----------
BURNHAM FUND                 $  7,526           --           --
BURNHAM FINANCIAL
   SERVICES FUND              $64,194           --     $167,283
BURNHAM MONEY
   MARKET FUND                     --      $24,255     $198,617
BURNHAM U.S. TREASURY
   MONEY MARKET FUND         $  9,441           --           --

SECURITIES AND WRITTEN OPTIONS TRANSACTIONS

6. DURING THE PERIOD ENDED JUNE 30, 2003, THE BURNHAM FUND AND THE BURNHAM FINANCIAL SERVICES FUND PAID $52,174,248 AND $202,715,034, TO BUY LONG-TERM EQUITY AND DEBT SECURITIES. WRITTEN OPTION ACTIVITY FOR THE FUNDS WAS AS
   FOLLOWS:

BURNHAM FUND

   WRITTEN OPTIONS                  NUMBER OF CONTRACTS        PREMIUMS
                                    -------------------        --------
   OUTSTANDING AT DECEMBER 31, 2002        1,950               $274,216
   WRITTEN                                 2,650                376,804
   EXPIRED                                  (100)               (19,099)
   CLOSED                                 (2,800)              (349,388)
   EXERCISED                                (700)              (108,841)
                                           -----               --------
   OUTSTANDING AT JUNE 30, 2003            1,000               $173,692
                                           =====               ========


BURNHAM FINANCIAL SERVICES FUND

   WRITTEN OPTIONS                  NUMBER OF CONTRACTS        PREMIUMS
                                    -------------------        --------
   OUTSTANDING AT DECEMBER 31, 2002       12,200             $1,420,072
   WRITTEN                                28,875              3,586,882
   EXPIRED                                (7,474)              (781,376)
   CLOSED                                 (4,070)              (530,200)
   EXERCISED                              (4,021)              (529,806)
                                          ------             ----------
   OUTSTANDING AT JUNE 30, 2003           25,510             $3,165,572
                                          ======             ==========


7. SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

OFFICERS AND TRUSTEES INTERESTS

8. OFFICERS AND TRUSTEES OWNED A PORTION OF THE FOLLOWING FUNDS SHARES OUTSTANDING AS OF JUNE 30, 2003:

BURNHAM FUND                                                         4%
BURNHAM FINANCIAL SERVICES FUND                                      1%

SECURITIES LENDING

9. AT JUNE 30, 2003, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                         LOANED SECURITIES       % OF           VALUE OF
                           MARKET VALUE        NET ASSETS    CASH COLLATERAL
                          --------------      -----------   -----------------
BURNHAM FUND              $25,647,737           20.56%        $26,602,550
BURNHAM FINANCIAL
   SERVICES FUND           $7,588,827            4.22%         $7,885,170
BURNHAM U.S. TREASURY
   MONEY MARKET FUND       $4,020,004            2.59%         $4,105,000

OTHER INFORMATION

10.PFPC INC. IS AN INDIRECT, MAJORITY-OWNED SUBSIDIARY OF THE PNC FINANCIAL
   SERVICES GROUP.

11.PARENT COMPANY OF THE CUSTODIAN AND TRANSFER AGENT.

12.SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND ARE OWNED BY CUSTOMERS AT THE
   FUND'S DISTRIBUTOR AND AFFILIATES.

13.THE INVESTMENT IN 250,000 SHARES OF PEREGRINE HOLDINGS LTD., AN UNREGISTERED
   INVESTMENT COMPANY, THE SALE OF WHICH IS RESTRICTED, HAS BEEN VALUED BY THE BOARD OF TRUSTEES AT COST. NO QUOTED MARKET PRICE EXISTS FOR PEREGRINE HOLDINGS LTD. IT IS POSSIBLE THAT THE ESTIMATED VALUE MAY DIFFER SIGNIFICANTLY FROM THE AMOUNT THAT MIGHT ULTIMATELY BE REALIZED IN THE NEAR TERM. AT THE END OF THE PERIOD, PEREGRINE HOLDINGS LTD. REPRESENTED .14% OF THE NET ASSETS OF THE BURNHAM FINANCIAL SERVICES FUND.

14.THE MORNINGSTAR STYLE BOX IS A NINE-SQUARE GRID THAT PROVIDES A GRAPHICAL
   REPRESENTATION OF THE "INVESTMENT STYLE" OF STOCKS AND MUTUAL FUNDS. FOR STOCKS AND STOCK FUNDS, IT CLASSIFIES SECURITIES ACCORDING TO MARKET CAPITALIZATION (THE VERTICAL AXIS) AND GROWTH AND VALUE FACTORS (THE HORIZONTAL AXIS). FIXED INCOME FUNDS ARE CLASSIFIED ACCORDING TO CREDIT QUALITY (THE VERTICAL AXIS) AND SENSITIVITY TO CHANGES IN INTEREST RATES (THE HORIZONTAL AXIS).

   BY PROVIDING AN EASY-TO-UNDERSTAND VISUAL REPRESENTATION OF STOCK AND FUND CHARACTERISTICS, THE MORNINGSTAR STYLE BOX ALLOWS FOR INFORMED COMPARISONS AND PORTFOLIO CONSTRUCTION BASED ON ACTUAL HOLDINGS, AS OPPOSED TO ASSUMPTIONS BASED ON A FUND'S NAME OR HOW IT IS MARKETED. THE STYLE BOX ALSO FORMS THE BASIS FOR MORNINGSTAR'S STYLE-BASED FUND CATEGORIES AND MARKET INDEXES.

   HOW IT WORKS - DOMESTIC STOCKS AND STOCK FUNDS THE VERTICAL AXIS OF THE STYLE BOX DEFINES THREE SIZE CATEGORIES, OR CAPITALIZATION BANDS - SMALL, MID AND LARGE. THE HORIZONTAL AXIS DEFINES THREE STYLE CATEGORIES. TWO OF THESE CATEGORIES, "VALUE" AND "GROWTH," ARE COMMON TO BOTH STOCKS AND FUNDS. HOWEVER, FOR STOCKS, THE CENTRAL COLUMN OF THE STYLE BOX REPRESENTS THE CORE STYLE (THOSE STOCKS FOR WHICH NEITHER VALUE OR GROWTH CHARACTERISTICS DOMINATE); FOR FUNDS, IT REPRESENTS THE BLEND STYLE (A MIXTURE OF GROWTH AND VALUE STOCKS OR MOSTLY CORE STOCKS).

   STYLE BOX ASSIGNMENTS BEGIN AT THE INDIVIDUAL STOCK LEVEL. MORNINGSTAR DETERMINES THE INVESTMENT STYLE OF EACH INDIVIDUAL STOCK IN ITS DATABASE. THE STYLE ATTRIBUTES OF INDIVIDUAL STOCKS ARE THEN USED TO DETERMINE THE STYLE CLASSIFICATION OF STOCK MUTUAL FUNDS.

MODERN PORTFOLIO THEORY STATISTICS TERMS
----------------------------------------

BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R 2
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R2 of 100 means that all movements are explained by the benchmark.

ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

[GRAPHIC OMITTED]
LOGO
BURNHAM FINANCIAL GROUP

DISTRIBUTOR:
BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.



THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The family offers a variety of approaches to equity investing, as well as a choice of money market funds.

     Burnham U.S.     Burnham                     Burnham
     Treasury Money   Money Market                Financial
     Market Fund      Fund         Burnham Fund   Services Fund

---------+-------------+----------------+--------------+-----------
MORE                                                          MORE
CONSERVATIVE                                            AGGRESSIVE


OFFICERS OF THE TRUST
---------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER, AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT


BOARD OF TRUSTEES
-----------------

CHAIRMAN
Jon M. Burnham


TRUSTEES

Claire B. Benenson

Lawrence N. Brandt

Alvin P. Gutman

William W. Karatz

John C. McDonald

Donald B. Romans

Robert F. Shapiro

Robert M. Shavick

George Stark

Robert S. Weinberg

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Burnham Investors Trust
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Jon M. Burnham
                         -----------------------------------------------------
                                    Jon M. Burnham, Chief Executive Officer
                                    (principal executive officer)

Date                                SEPTEMBER 3, 2003
       -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Jon M. Burnham
                         -----------------------------------------------------
                                    Jon M. Burnham, Chief Executive Officer
                                    (principal executive officer)

Date                                SEPTEMBER 3, 2003
       -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Barna
                         -----------------------------------------------------
                                    Michael E. Barna, Chief Financial Officer
                                    (principal financial officer)

Date                                SEPTEMBER 3, 2003
       -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.